================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company


                  Investment Company Act file number 811-08690





                               The DLB Fund Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                     One Memorial Drive, Cambridge, MA 02142
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



         John Deitelbaum, Clerk, One Memorial Drive, Cambridge, MA 02142
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 617-225-3800

                              ____________________


                         Date of fiscal year end: 10/31

                              ____________________


                       Date of reporting period: 07/31/04

                              ____________________




================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JULY 31, 2004

========================================================================================================================
    COMMON STOCKS - 99.4%

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    BANKING - 3.0%
    Citigroup, Inc.                                                                           51,633          $2,276,499
                                                                                                              ----------

    BEVERAGES, FOOD & TOBACCO - 3.5%
    Anheuser-Busch Companies, Inc.                                                            22,400           1,162,560
    PepsiCo, Inc.                                                                             29,300           1,465,000
                                                                                                              ----------
                                                                                                               2,627,560
                                                                                                              ----------
    CHEMICALS & PLASTICS - 1.3%
    Air Products & Chemicals, Inc.                                                            18,800             972,900
                                                                                                              ----------
    COMPUTERS & INFORMATION - 1.2%
    EMC Corporation (*)                                                                       83,800             919,286
                                                                                                              ----------
    COSMETICS & PERSONAL CARE - 3.6%
    Gillette Company (The)                                                                    36,600           1,426,668
    Procter & Gamble Company                                                                  24,400           1,272,460
                                                                                                              ----------
                                                                                                               2,699,128
                                                                                                              ----------
    DATA PROCESSING & PREPARATION - 3.6%
    Automatic Data Processing, Inc.                                                           34,100           1,431,518
    Fiserv, Inc. (*)                                                                          37,400           1,281,324
                                                                                                              ----------
                                                                                                               2,712,842
                                                                                                              ----------
    ELECTRICAL EQUIPMENT - 1.9%
    General Electric Company                                                                  42,500           1,413,125
                                                                                                              ----------
    ELECTRONICS - 1.8%
    Microchip Technology, Inc.                                                                33,000             956,010
    Molex, Inc. (+)                                                                           13,000             376,480
                                                                                                              ----------
                                                                                                               1,332,490
                                                                                                              ----------
    ELECTRONICS/SEMICONDUCTORS - 10.7%
    Analog Devices, Inc.                                                                      65,600           2,604,320
    Linear Technology Corporation                                                             71,200           2,783,920
    Maxim Integrated Products, Inc.                                                           57,300           2,756,130
                                                                                                              ----------
                                                                                                               8,144,370
                                                                                                              ----------
    FINANCIAL SERVICES - 7.5%
    American Express Company                                                                  24,200           1,216,050
    Berkshire Hathaway, Inc. Cl. B (*)                                                           800           2,315,200
    Freddie Mac                                                                                9,300             598,083
    SLM Corporation (+)                                                                       41,800           1,585,056
                                                                                                              ----------
                                                                                                               5,714,389
                                                                                                              ----------
    INSURANCE - 5.3%
    AFLAC, Inc.                                                                               39,100           1,549,924
    American International Group, Inc.                                                        34,587           2,443,572
                                                                                                              ----------
                                                                                                               3,993,496
                                                                                                              ----------
    MANUFACTURING - 2.2%
    3M Company                                                                                20,100           1,655,436
                                                                                                              ----------
    MEDIA - BROADCASTING & PUBLISHING - 2.4%
    Viacom, Inc. Cl. A                                                                        53,700           1,828,485
                                                                                                              ----------

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    MEDICAL SUPPLIES - 9.8%
    Medtronic, Inc.                                                                           47,900          $2,379,193
    Stryker Corporation (+)                                                                   40,900           1,950,112
    Zimmer Holdings, Inc. (*)                                                                 40,800           3,113,448
                                                                                                              ----------
                                                                                                               7,442,753
                                                                                                              ----------
    NATIONAL COMMERCIAL BANKS - 1.5%
    Wells Fargo & Company                                                                     19,800           1,136,718
                                                                                                              ----------

    OIL & GAS - 7.3%
    BP PLC Sponsored ADR (United Kingdom)                                                     47,700           2,688,372
    Exxon Mobil Corporation                                                                   62,194           2,879,582
                                                                                                              ----------
                                                                                                               5,567,954
                                                                                                              ----------
    PHARMACEUTICALS - 10.7%
    Amgen, Inc. (*)(+)                                                                        46,400           2,639,232
    Johnson & Johnson (+)                                                                     36,300           2,006,301
    Pfizer, Inc.                                                                              63,400           2,026,264
    Teva Pharmaceutical Industries Ltd. ADR (Israel) (+)                                      48,200           1,426,720
                                                                                                              ----------
                                                                                                               8,098,517
                                                                                                              ----------
    RETAILERS - 7.8%
    Bed Bath & Beyond, Inc. (*)(+)                                                            42,200           1,493,458
    Walgreen Company                                                                          58,900           2,143,960
    Wal-Mart Stores, Inc.                                                                     42,600           2,258,226
                                                                                                              ----------
                                                                                                               5,895,644
                                                                                                              ----------
    SOFTWARE - 7.1%
    Microsoft Corporation                                                                     86,100           2,450,406
    Symantec Corporation (*)                                                                  63,400           2,964,584
                                                                                                              ----------
                                                                                                               5,414,990
                                                                                                              ----------
    TELEPHONE SYSTEMS - 1.9%
    Vodafone Group PLC Sponsored ADR (United Kingdom)                                         66,400           1,442,872
                                                                                                              ----------

    TRANSPORTATION - 5.3%
    Expeditors International Washington, Inc.                                                 52,500           2,436,525
    United Parcel Service, Inc. Cl. B                                                         21,900           1,575,924
                                                                                                              ----------
                                                                                                               4,012,449
                                                                                                              ----------

    TOTAL COMMON STOCKS (identified cost, $68,447,842)                                                        75,301,903


                                                                                           PRINCIPAL
                                                                                       AMOUNT/SHARES
                                                                                       -------------
    SECURITY LENDING COLLATERAL - 11.3%
    Bank of America Corporation, 1.49%, due 09/28/04                                   $   1,162,206           1,162,206
    Bank Of Montreal, 1.37%, due 08/23/04                                                  1,480,583           1,480,583
    Bank Of Nova Scotia, 1.32%, due 08/13/04                                               1,743,308           1,743,308
    Caylon Financial, Inc., 1.25%, due 08/05/04                                            1,859,529           1,859,529
    Merrill Lynch Premier Institutional Money Market Fund                                    307,367             307,367
    Merrimac Money Market Fund                                                             1,975,748           1,975,748
                                                                                                              ----------

    TOTAL SECURITY LENDING COLLATERAL (identified cost,
    $8,528,741)                                                                                                8,528,741

2

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                                                                                           PRINCIPAL
                                                                                              AMOUNT             VALUE
                                                                                       -------------          ----------
    REPURCHASE AGREEMENT - 0.9%
    Investors Bank & Trust Repurchase Agreement, 1.00%, dated 07/30/04,
     $667,908 due on 08/02/04 (secured by Federal Government Agency, 4.795%,
     due on 03/25/23, with value of $701,245), at cost                                 $     667,852          $  667,852
                                                                                                              ----------

    TOTAL INVESTMENTS (identified cost, $77,644,435)                                                          84,498,496

    Other assets, less liabilities - (11.6%)                                                                  (8,767,569)
                                                                                                              ----------

    NET ASSETS - 100%                                                                                        $75,730,927
                                                                                                             ===========



  ADR   American Depository Receipt
  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan

See notes to portfolio of investments.

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JULY 31, 2004

========================================================================================================================

    COMMON STOCKS - 97.7%

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    AEROSPACE & DEFENSE - 4.6%
    Lockheed Martin Corporation                                                               23,150          $1,226,718
    Rockwell Collins, Inc.                                                                    48,830           1,670,963
                                                                                                              ----------
                                                                                                               2,897,681
                                                                                                              ----------
    APPAREL RETAILERS - 2.8%
    Limited Brands, Inc.                                                                      85,510           1,747,824
                                                                                                              ----------
    BANKING - 3.2%
    Citigroup, Inc.                                                                           45,728           2,016,148
                                                                                                              ----------
    BEVERAGES, FOOD & TOBACCO - 7.1%
    Diageo PLC ADR (United Kingdom) (+)                                                       34,560           1,735,603
    H.J. Heinz Company                                                                        42,020           1,550,118
    Kellogg Company                                                                           28,640           1,193,142
                                                                                                              ----------
                                                                                                               4,478,863
                                                                                                              ----------
    CHEMICALS & PLASTICS - 4.3%
    Dow Chemical Company (The)                                                                30,420           1,213,454
    PPG Industries, Inc.                                                                      25,610           1,509,709
                                                                                                              ----------
                                                                                                               2,723,163
                                                                                                              ----------
    COMMERCIAL SERVICES - 2.2%
    Waste Management, Inc.                                                                    49,220           1,385,051
                                                                                                              ----------
    COMPUTERS & INFORMATION - 4.8%
    Apple Computer, Inc. (*)                                                                  55,500           1,794,870
    International Business Machines Corporation                                               14,150           1,232,040
                                                                                                              ----------
                                                                                                               3,026,910
                                                                                                              ----------
    DATA PROCESSING & PREPARATION - 1.3%
    Automatic Data Processing, Inc.                                                           12,690             532,726
    Fiserv, Inc. (*)                                                                           8,600             294,636
                                                                                                              ----------
                                                                                                                 827,362
                                                                                                              ----------
    ELECTRIC UTILITIES - 4.4%
    Entergy Corporation (+)                                                                   21,060           1,210,950
    Exelon Corporation                                                                        27,780             969,522
    NSTAR                                                                                     12,030             563,004
                                                                                                              ----------
                                                                                                               2,743,476
                                                                                                              ----------
    ENTERTAINMENT & LEISURE - 3.7%
    Eastman Kodak Company (+)                                                                 51,200           1,356,288
    Walt Disney Company (The) (+)                                                             40,940             945,305
                                                                                                              ----------
                                                                                                               2,301,593
                                                                                                              ----------
    FINANCIAL SERVICES - 11.0%
    American Express Company                                                                  29,310           1,472,828
    Freddie Mac                                                                               28,100           1,807,111
    Morgan Stanley                                                                            30,890           1,523,804
    SLM Corporation (+)                                                                       29,770           1,128,878
    Student Loan Corporation                                                                   6,780             950,895
                                                                                                              ----------
                                                                                                               6,883,516
                                                                                                              ----------
    FOREST PRODUCTS & PAPER - 3.1%
    Weyerhaeuser Company                                                                      31,330           1,942,460
                                                                                                              ----------

4

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    HEAVY MACHINERY - 1.8%
    Parker-Hannifin Corporation                                                               19,930          $1,143,583
                                                                                                              ----------
    INSURANCE - 9.6%
    AFLAC, Inc.                                                                               25,020             991,793
    Allstate Corporation (The)                                                                28,000           1,318,240
    American International Group, Inc.                                                        27,620           1,951,353
    Everest Re Group Ltd.                                                                      8,800             646,624
    Radian Group, Inc.                                                                        24,360           1,121,047
                                                                                                              ----------
                                                                                                               6,029,057
                                                                                                              ----------
    MANUFACTURING - 1.0%
    Tyco International Ltd. (Bermuda) (+)                                                     20,500             635,500
                                                                                                              ----------
    MEDIA - BROADCASTING & PUBLISHING - 3.1%
    Gannett Company, Inc.                                                                     18,880           1,569,683
    Viacom, Inc. Cl. A                                                                         2,300              78,315
    Viacom, Inc. Cl. B                                                                         8,400             282,156
                                                                                                              ----------
                                                                                                               1,930,154
                                                                                                              ----------
    NATIONAL COMMERCIAL BANKS - 5.5%
    Bank of America Corporation                                                               16,580           1,409,466
    SouthTrust Corporation                                                                     9,600             372,384
    Wells Fargo & Company                                                                     28,510           1,636,759
                                                                                                              ----------
                                                                                                               3,418,609
                                                                                                              ----------
    OIL & GAS - 9.3%
    BOC Group PLC Sponsored ADR (United Kingdom) (+)                                          23,500             815,450
    BP PLC Sponsored ADR (United Kingdom)                                                     25,726           1,449,917
    Exxon Mobil Corporation                                                                   51,510           2,384,913
    Occidental Petroleum Corporation                                                          13,400             660,218
    Royal Dutch Petroleum Company - N.Y. Reg. (Netherlands)                                    9,980             501,994
                                                                                                              ----------
                                                                                                               5,812,492
                                                                                                              ----------
    PHARMACEUTICALS - 3.3%
    Bristol-Myers Squibb Company                                                              23,400             535,860
    Pfizer, Inc.                                                                              48,320           1,544,307
                                                                                                              ----------
                                                                                                               2,080,167
                                                                                                              ----------
    PREPACKAGED SOFTWARE - 1.1%
    Microsoft Corporation                                                                     24,500             697,270
                                                                                                              ----------
    RESTAURANTS - 3.0%
    McDonald's Corporation                                                                    68,880           1,894,200
                                                                                                              ----------
    RETAILERS - 1.1%
    Rite Aid Corporation (+)(*)                                                              135,550             665,551
                                                                                                              ----------
    STATE COMMERCIAL BANKS - 0.6%
    Fifth Third Bancorp                                                                        7,550             372,668
                                                                                                              ----------
    TELEPHONE SYSTEMS - 3.6%
    BCE, Inc. (Canada)                                                                        23,550             493,844
    Verizon Communications, Inc.                                                              45,500           1,753,570
                                                                                                              ----------
                                                                                                               2,247,414
                                                                                                              ----------

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    TRANSPORTATION - 2.1%
    Union Pacific Corporation                                                                 23,300          $1,312,722
                                                                                                              ----------

    TOTAL COMMON STOCKS (identified cost, $49,250,110)                                                        61,213,434





                                                                                           PRINCIPAL
                                                                                       AMOUNT/SHARES
                                                                                       -------------
    SECURITY LENDING COLLATERAL - 13.7%
    Bank of America Corporation, 1.49%, due 09/28/04                                   $   1,171,801           1,171,801
    Bank Of Montreal, 1.37%, due 08/23/04                                                  1,492,807           1,492,807
    Bank Of Nova Scotia, 1.32%, due 08/13/04                                               1,757,702           1,757,702
    Caylon Financial, Inc., 1.25%, due 08/05/04                                            1,874,882           1,874,882
    Merrill Lynch Premier Institutional Money Market Fund                                    309,905             309,905
    Merrimac Money Market Fund                                                             1,992,063           1,992,063
                                                                                                             -----------

    TOTAL SECURITY LENDING COLLATERAL (identified cost,
    $8,599,160)                                                                                                8,599,160


    REPURCHASE AGREEMENT - 1.9%
    Investors Bank & Trust Repurchase Agreement, 1.00%, dated 07/30/04,
     $1,182,875 due on 08/02/04 (secured by Federal Government Agency, 4.605%,
     due on 07/01/26, with value of $1,242,027), at cost                                   1,182,777           1,182,777
                                                                                                             -----------

    TOTAL INVESTMENTS (identified cost, $59,032,047)                                                          70,995,371

    Other assets, less liabilities - (13.3%)                                                                  (8,335,639)
                                                                                                             -----------

    NET ASSETS - 100%                                                                                        $62,659,732
                                                                                                             ===========

  ADR     American Depository Receipt
  (+)     Denotes all or a portion of security on loan
  (*)     Non-income producing security

See notes to portfolio of investments

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JULY 31, 2004

========================================================================================================================

    COMMON STOCKS - 99.8%

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    AEROSPACE & DEFENSE - 2.1%
    Boeing Company (The)                                                                       4,400          $  223,300
    General Dynamics Corporation                                                                 600              59,292
    Goodrich Corporation                                                                       2,300              74,359
    Honeywell International, Inc.                                                              1,400              52,654
    Lockheed Martin Corporation                                                                1,100              58,289
    Northrop Grumman Corporation (+)                                                             900              47,340
    Raytheon Company                                                                           1,200              40,260
    Rockwell Collins, Inc.                                                                       600              20,532
    Textron, Inc. (+)                                                                            900              55,170
                                                                                                              ----------
                                                                                                                 631,196
                                                                                                              ----------
    APPAREL RETAILERS - 0.6%
    Gap, Inc. (+)                                                                              5,100             115,770
    Limited Brands, Inc.                                                                       1,500              30,660
    Nordstrom, Inc.                                                                              500              21,950
                                                                                                              ----------
                                                                                                                 168,380
                                                                                                              ----------
    AUTOMOTIVE - 0.9%
    Cooper Tire & Rubber Company                                                               1,300              30,485
    Dana Corporation                                                                             400               7,716
    Ford Motor Company                                                                         8,800             129,536
    Genuine Parts Company                                                                        700              26,411
    Harley-Davidson, Inc.                                                                        600              35,922
    Paccar, Inc. (+)                                                                             525              31,479
                                                                                                              ----------
                                                                                                                 261,549
                                                                                                              ----------
    BANKING - 4.8%
    Capital One Financial Corporation                                                            700              48,524
    Charter One Financial, Inc.                                                                  671              29,799
    Citigroup, Inc.                                                                           15,000             661,350
    Fannie Mae                                                                                 2,700             191,592
    Golden West Financial Corporation                                                            400              42,764
    MBNA Corporation (+)                                                                       3,600              88,884
    Providian Financial Corporation (+)(*)                                                     3,900              53,976
    Sovereign Bancorp, Inc.                                                                    1,700              37,009
    U.S. Bancorp                                                                               5,500             155,650
    Washington Mutual, Inc.                                                                    2,450              95,060
                                                                                                              ----------
                                                                                                               1,404,608
                                                                                                              ----------
    BEVERAGES, FOOD & TOBACCO - 4.4%
    Adolph Coors Company Cl. B                                                                   200              13,752
    Altria Group, Inc.                                                                         4,200             199,920
    Anheuser-Busch Companies, Inc.                                                               900              46,710
    Archer-Daniels-Midland Company                                                             2,000              30,860
    Brown Forman Corporation                                                                     100               4,651
    Campbell Soup Company                                                                        200               5,118
    Coca-Cola Company (The)                                                                    5,900             258,774
    Coca-Cola Enterprises, Inc. (+)                                                            1,400              28,560
    ConAgra Foods, Inc.                                                                        1,500              39,000
    General Mills, Inc.                                                                          300              13,470
    H.J. Heinz Company                                                                         1,000              36,890
    Hershey Foods Corporation                                                                    700              33,908
    Kellogg Company                                                                            1,100              45,826
    McCormick & Company, Inc.                                                                    100               3,577

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    BEVERAGES, FOOD & TOBACCO - CONTINUED
    Pepsi Bottling Group, Inc. (The) (+)                                                       2,100          $   58,485
    PepsiCo, Inc.                                                                              3,800             190,000
    R.J. Reynolds Tobacco Holdings, Inc. (+)                                                     900              64,755
    Safeway, Inc. (+)(*)                                                                       1,300              27,469
    Sara Lee Corporation                                                                       2,200              48,312
    Starbucks Corporation (*)                                                                  1,300              61,048
    SuperValu, Inc.                                                                              400              11,424
    Sysco Corporation                                                                            700              24,115
    UST, Inc.                                                                                    500              18,975
    Wrigley (Wm.) Jr. Company                                                                    300              18,120
                                                                                                              ----------
                                                                                                               1,283,719
                                                                                                              ----------
    BUILDING MATERIALS - 0.6%
    Louisiana-Pacific Corporation                                                              2,100              49,728
    Masco Corporation                                                                          3,400             102,816
    Vulcan Materials Company                                                                     300              14,286
                                                                                                              ----------
                                                                                                                 166,830
                                                                                                              ----------
    CHEMICALS & PLASTICS - 1.0%
    Air Products & Chemicals, Inc.                                                               600              31,050
    Dow Chemical Company (The)                                                                 2,700             107,703
    E.I. du Pont de Nemours and Company                                                          400              17,148
    Eastman Chemical Company                                                                     200               8,936
    Engelhard Corporation                                                                        300               8,820
    International Flavors & Fragrances, Inc.                                                     100               3,654
    Monsanto Company                                                                             700              25,382
    PPG Industries, Inc.                                                                         600              35,370
    Rohm & Haas Company                                                                          800              31,360
    Sealed Air Corporation (*)                                                                   400              18,976
                                                                                                              ----------
                                                                                                                 288,399
                                                                                                              ----------
    COMMERCIAL SERVICES - 2.2%
    Apollo Group, Inc. Cl. A (*)                                                                 500              41,775
    Cendant Corporation                                                                        3,100              70,928
    Cintas Corporation                                                                           300              12,588
    Convergys Corporation (*)                                                                    400               5,296
    eBay, Inc. (*)                                                                             2,100             164,493
    Ecolab, Inc.                                                                                 400              12,200
    Equifax, Inc.                                                                              1,800              43,416
    H&R Block, Inc.                                                                            1,600              78,608
    Halliburton Company                                                                        1,400              44,450
    Moody's Corporation (+)                                                                      300              20,430
    PerkinElmer, Inc.                                                                          2,200              38,676
    Quest Diagnostics, Inc.                                                                      300              24,624
    R.R. Donnelley & Sons Company                                                                200               6,348
    Robert Half International, Inc.                                                              300               8,346
    Ryder System, Inc.                                                                           200               8,580
    Waste Management, Inc.                                                                     1,900              53,466
                                                                                                              ----------
                                                                                                                 634,224
                                                                                                              ----------
    COMMUNICATIONS - 1.9%
    Andrew Corporation (*)                                                                       400               4,340
    Avaya, Inc. (*)                                                                            2,000              29,300
    Citizens Communications Company (*)                                                          800              11,520
    Comverse Technology, Inc. (*)                                                                500               8,530
    Corning, Inc. (+)(*)                                                                       4,000              49,440

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    COMMUNICATIONS - CONTINUED
    Lucent Technologies, Inc. (+)(*)                                                          15,200          $   46,360
    Motorola, Inc. (+)                                                                         9,600             152,928
    Network Appliance, Inc. (*)                                                                1,000              19,310
    Qualcomm, Inc.                                                                             2,400             165,792
    Scientific-Atlanta, Inc.                                                                     700              21,525
    Tellabs, Inc. (+)(*)                                                                       4,400              39,204
                                                                                                              ----------
                                                                                                                 548,249
                                                                                                              ----------
    COMPUTER INTEGRATED SYSTEMS DESIGN - 0.5%
    Autodesk, Inc.                                                                             1,600              64,320
    Computer Sciences Corporation (*)                                                            900              42,525
    Parametric Technology Corporation (*)                                                      8,711              39,548
    Unisys Corporation (*)                                                                     1,000              10,240
                                                                                                              ----------
                                                                                                                 156,633
                                                                                                              ----------
    COMPUTER RELATED SERVICES - 0.1%
    Electronic Data Systems Corporation                                                        1,400              25,872
                                                                                                              ----------

    COMPUTERS & INFORMATION - 5.0%
    Apple Computer, Inc. (*)                                                                   1,000              32,340
    Cisco Systems, Inc. (*)                                                                   19,200             400,512
    Dell, Inc. (*)                                                                             7,100             251,837
    EMC Corporation (*)                                                                        7,100              77,887
    Hewlett-Packard Company                                                                    8,900             179,335
    International Business Machines Corporation                                                4,900             426,643
    International Game Technology                                                              1,100              35,574
    Jabil Circuit, Inc. (*)                                                                      600              13,050
    Pitney Bowes, Inc.                                                                           700              29,540
    Solectron Corporation (*)                                                                  2,800              15,400
    Symbol Technologies, Inc.                                                                    600               7,854
                                                                                                              ----------
                                                                                                               1,469,972
                                                                                                              ----------
    CONTAINERS & PACKAGING - 0.4%
    Ball Corporation                                                                             300              21,654
    Bemis Company, Inc.                                                                          400              10,592
    Pactiv Corporation (*)                                                                       500              11,790
    Temple-Inland, Inc.                                                                        1,200              81,900
                                                                                                              ----------
                                                                                                                 125,936
                                                                                                              ----------
    COSMETICS & PERSONAL CARE - 2.3%
    Alberto-Culver Company                                                                       300              13,986
    Avon Products, Inc.                                                                        1,300              55,913
    Colgate-Palmolive Company                                                                    400              21,280
    Gillette Company (The)                                                                     3,000             116,940
    Kimberly-Clark Corporation                                                                 1,400              89,698
    Procter & Gamble Company                                                                   7,500             391,125
                                                                                                              ----------
                                                                                                                 688,942
                                                                                                              ----------
    DATA PROCESSING & PREPARATION - 1.1%
    Affiliated Computer Services, Inc. Cl. A (*)                                                 300              15,570
    Automatic Data Processing, Inc.                                                            1,700              71,366
    Deluxe Corporation                                                                           400              17,620
    First Data Corporation                                                                     2,600             115,986
    Fiserv, Inc. (*)                                                                             600              20,556
    IMS Health, Inc.                                                                             700              16,968
    NCR Corporation (*)                                                                        1,500              69,645
                                                                                                              ----------
                                                                                                                 327,711
                                                                                                              ----------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    ELECTRIC UTILITIES - 2.9%
    Allegheny Energy, Inc. (+)(*)                                                                300          $    4,452
    Ameren Corporation (+)                                                                       500              22,345
    American Electric Power Company, Inc.                                                        600              18,666
    CenterPoint Energy, Inc. (+)                                                               2,200              25,542
    Cinergy Corporation                                                                          400              15,300
    CMS Energy Corporation (+)(*)                                                                500               4,515
    Consolidated Edison, Inc.                                                                    700              28,679
    Constellation Energy Group, Inc.                                                             500              19,275
    Dominion Resources, Inc. (+)                                                                 500              31,730
    DTE Energy Company                                                                           500              20,085
    Duke Energy Corporation                                                                    2,300              49,450
    Edison International                                                                       1,600              42,880
    Entergy Corporation (+)                                                                      700              40,250
    Exelon Corporation                                                                         1,700              59,330
    FirstEnergy Corporation                                                                      900              35,190
    FPL Group, Inc.                                                                              500              33,665
    NiSource, Inc.                                                                               800              16,560
    PG&E Corporation (*)                                                                       1,300              37,102
    Pinnacle West Capital Corporation                                                            200               8,100
    PPL Corporation                                                                              500              23,175
    Progress Energy, Inc.                                                                        600              25,284
    Public Service Enterprise Group, Inc.                                                        600              23,400
    Sempra Energy                                                                              1,700              60,775
    Southern Company (The)                                                                     2,100              61,488
    TECO Energy, Inc.                                                                          2,400              30,960
    TXU Corporation (+)                                                                        2,600             103,116
    Xcel Energy, Inc.                                                                          1,200              20,520
                                                                                                              ----------
                                                                                                                 861,834
                                                                                                              ----------
    ELECTRICAL EQUIPMENT - 3.1%
    General Electric Company                                                                  26,000             864,500
    Rockwell Automation, Inc.                                                                  1,300              48,633
                                                                                                              ----------
                                                                                                                 913,133
                                                                                                              ----------
    ELECTRONICS - 0.6%
    American Power Conversion Corporation                                                        300               4,530
    Emerson Electric Company                                                                   1,200              72,840
    LSI Logic Corporation (+)(*)                                                               2,500              12,725
    Molex, Inc. (+)                                                                              500              14,480
    Sanmina-SCI Corporation (+)(*)                                                             3,200              23,488
    Thomas & Betts Corporation (+)                                                             1,400              36,820
                                                                                                              ----------
                                                                                                                 164,883
                                                                                                              ----------
    ELECTRONICS/SEMICONDUCTORS - 3.0%
    Advanced Micro Devices, Inc. (+)(*)                                                        1,000              12,490
    Altera Corporation (*)                                                                     2,100              43,722
    Analog Devices, Inc.                                                                       1,100              43,670
    Applied Materials, Inc. (*)                                                                4,900              83,153
    Broadcom Corporation Cl. A (*)                                                               900              31,824
    Intel Corporation                                                                         18,400             448,592
    Linear Technology Corporation                                                                900              35,190
    Maxim Integrated Products, Inc.                                                              900              43,290
    Micron Technology, Inc. (+)(*)                                                             1,000              13,530
    National Semiconductor Corporation (*)                                                     1,700              29,155

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    ELECTRONICS/SEMICONDUCTORS - CONTINUED
    Novellus Systems, Inc. (+)(*)                                                                400          $   10,800
    PMC-Sierra, Inc. (+)(*)                                                                      400               4,752
    Texas Instruments, Inc.                                                                    2,300              49,059
    Xilinx, Inc.                                                                               1,000              29,430
                                                                                                              ----------
                                                                                                                 878,657
                                                                                                              ----------
    ENTERTAINMENT & LEISURE - 0.7%
    Brunswick Corporation (+)                                                                    200               7,806
    Eastman Kodak Company (+)                                                                  1,100              29,139
    Harrah's Entertainment, Inc.                                                                 400              18,596
    Hasbro, Inc.                                                                                 500               9,085
    Walt Disney Company (The) (+)                                                              6,700             154,703
                                                                                                              ----------
                                                                                                                 219,329
                                                                                                              ----------
    FINANCIAL SERVICES - 3.9%
    American Express Company                                                                   2,100             105,525
    Bear Stearns Companies, Inc. (The) (+)                                                       700              58,394
    Countrywide Financial Corporation                                                            799              57,608
    Equity Office Properties Trust REIT                                                        1,100              28,545
    Equity Residential REIT                                                                      800              23,640
    Franklin Resources, Inc.                                                                     700              33,775
    Freddie Mac                                                                                3,600             231,516
    Goldman Sachs Group, Inc. (The)                                                            2,100             185,199
    Janus Capital Group, Inc.                                                                    600               7,956
    Lehman Brothers Holdings, Inc.                                                               800              56,080
    Merrill Lynch & Company, Inc.                                                              1,400              69,608
    Morgan Stanley                                                                             4,500             221,985
    ProLogis Trust REIT                                                                          500              17,020
    Simon Property Group, Inc. REIT                                                              300              15,483
    SLM Corporation (+)                                                                          700              26,544
                                                                                                              ----------
                                                                                                               1,138,878
                                                                                                              ----------
    FOOD RETAILERS - 0.2%
    Albertson's, Inc. (+)                                                                      1,100              26,829
    Kroger Company (The) (*)                                                                   1,400              22,120
    Winn-Dixie Stores, Inc.                                                                    2,500              15,800
                                                                                                              ----------
                                                                                                                  64,749
                                                                                                              ----------
    FOREST PRODUCTS & PAPER - 0.6%
    Georgia-Pacific Corporation                                                                1,900              63,840
    MeadWestvaco Corporation                                                                     500              14,930
    Plum Creek Timber Company, Inc.                                                              600              18,828
    Weyerhaeuser Company                                                                       1,200              74,400
                                                                                                              ----------
                                                                                                                 171,998
                                                                                                              ----------
    HEALTH CARE PROVIDERS - 0.8%
    Caremark Rx, Inc. (+)(*)                                                                   1,300              39,650
    Express Scripts, Inc. Cl. A (*)                                                              200              13,120
    HCA, Inc.                                                                                    300              11,595
    Health Management Associates, Inc. Cl. A                                                     100               2,006
    Humana, Inc. (*)                                                                             500               9,055
    Manor Care, Inc.                                                                             200               6,250
    UnitedHealth Group, Inc.                                                                   1,800             113,220
    Wellpoint Health Networks, Inc. (*)                                                          400              40,440
                                                                                                              ----------
                                                                                                                 235,336
                                                                                                              ----------
    HEAVY CONSTRUCTION - 0.1%
    Centex Corporation                                                                         1,000              42,420
                                                                                                              ----------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    HEAVY MACHINERY - 2.4%
    American Standard Companies, Inc. (*)                                                      1,000          $   37,890
    Baker Hughes, Inc.                                                                         1,200              48,360
    Black & Decker Corporation                                                                   800              55,928
    Cummins, Inc. (+)                                                                          1,000              69,430
    Deere & Company                                                                              700              43,967
    Dover Corporation                                                                            900              35,712
    Ingersoll-Rand Company Cl. A                                                                 600              41,214
    Pall Corporation                                                                             400               9,268
    Parker-Hannifin Corporation                                                                  700              40,166
    Stanley Works (The)                                                                        1,600              67,840
    United Technologies Corporation                                                            2,400             224,400
    W.W. Grainger, Inc.                                                                          700              37,065
                                                                                                              ----------
                                                                                                                 711,240
                                                                                                              ----------
    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.3%
    KB Home                                                                                      200              12,810
    Leggett & Platt, Inc.                                                                        500              13,525
    Maytag Corporation                                                                           300               6,150
    Newell Rubbermaid, Inc.                                                                      600              12,960
    Pulte Homes, Inc.                                                                            400              21,852
    Whirlpool Corporation (+)                                                                    200              12,488
                                                                                                              ----------
                                                                                                                  79,785
                                                                                                              ----------
    HOUSEHOLD PRODUCTS - 0.3%
    Clorox Company (The)                                                                       1,200              59,724
    Fortune Brands, Inc.                                                                         300              21,654
    Snap-On, Inc.                                                                                200               6,422
                                                                                                              ----------
                                                                                                                  87,800
                                                                                                              ----------
    INFORMATION RETRIEVAL SERVICES - 0.4%
    Yahoo!, Inc. (+)(*)                                                                        3,800             117,040
                                                                                                              ----------

    INSURANCE - 6.5%
    ACE Ltd.                                                                                     900              36,531
    Aetna, Inc.                                                                                  800              68,640
    AFLAC, Inc.                                                                                1,000              39,640
    Allstate Corporation (The)                                                                 4,600             216,568
    AMBAC Financial Group, Inc.                                                                  300              21,333
    American International Group, Inc.                                                         7,500             529,875
    Anthem, Inc. (+)(*)                                                                          400              32,988
    Aon Corporation                                                                              800              21,152
    Chubb Corporation                                                                            600              41,268
    Cigna Corporation                                                                          1,100              68,211
    Cincinnati Financial Corporation                                                             420              16,750
    Hartford Financial Services Group, Inc. (The) (+)                                          2,600             169,260
    Jefferson-Pilot Corporation                                                                  400              19,272
    Lincoln National Corporation                                                                 800              34,960
    Loews Corporation                                                                          1,000              56,630
    Marsh & McLennan Companies, Inc.                                                             900              39,942
    MBIA, Inc.                                                                                   400              21,592
    Metlife, Inc.                                                                              2,100              74,907
    MGIC Investment Corporation                                                                  700              49,700
    Progressive Corporation                                                                      600              45,972
    Prudential Financial, Inc.                                                                   900              41,904
    Safeco Corporation                                                                           400              18,824

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    INSURANCE - CONTINUED
    St. Paul Travelers Companies (+)                                                           4,957          $  183,756
    Torchmark Corporation                                                                        300              15,684
    UnumProvident Corporation                                                                    500               7,975
    XL Capital Ltd. Cl. A (Bermuda)                                                              400              28,272
                                                                                                              ----------
                                                                                                               1,901,606
                                                                                                              ----------
    LODGING - 0.3%
    Hilton Hotels Corporation                                                                  1,300              23,179
    Marriott International, Inc. Cl. A                                                           700              34,160
    Starwood Hotels & Resorts Worldwide, Inc.                                                    700              31,500
                                                                                                              ----------
                                                                                                                  88,839
                                                                                                              ----------
    MANUFACTURING - 2.3%
    3M Company                                                                                 2,200             181,192
    Cooper Industries, Ltd. Cl. A                                                              1,100              62,557
    Danaher Corporation                                                                          900              45,585
    Eaton Corporation                                                                          1,100              71,104
    Illinois Tool Works, Inc.                                                                    824              74,588
    ITT Industries, Inc.                                                                         200              15,990
    Tyco International Ltd. (Bermuda) (+)                                                      7,531             233,461
                                                                                                              ----------
                                                                                                                 684,477
                                                                                                              ----------
    MEDIA - BROADCASTING & PUBLISHING - 2.1%
    Clear Channel Communication, Inc.                                                          1,200              42,840
    Comcast Corporation Cl. A (*)                                                              2,390              65,486
    Dow Jones & Company, Inc.                                                                    700              29,666
    Gannett Company, Inc.                                                                        200              16,628
    Knight-Ridder, Inc.                                                                          200              13,158
    McGraw-Hill Companies, Inc. (The)                                                            900              67,554
    Meredith Corporation                                                                         200              10,576
    New York Times Company Cl. A (+)                                                             400              16,640
    Time Warner, Inc. (*)                                                                     15,100             251,415
    Tribune Company                                                                              100               4,245
    Viacom, Inc. Cl. B                                                                         2,900              97,411
                                                                                                              ----------
                                                                                                                 615,619
                                                                                                              ----------
    MEDICAL SUPPLIES - 2.0%
    Agilent Technologies, Inc. (*)                                                             2,200              52,382
    Allergan, Inc.                                                                               100               7,564
    Applera Corporation - Applied Biosystems Group (+)                                           600              12,414
    Bausch & Lomb, Inc.                                                                          200              12,318
    Becton Dickinson & Company (+)                                                             2,900             136,967
    Biomet, Inc.                                                                                 800              35,192
    C.R. Bard, Inc.                                                                              400              22,080
    Guidant Corporation                                                                          100               5,532
    Medtronic, Inc.                                                                            2,400             119,208
    St. Jude Medical, Inc. (*)                                                                   100               6,813
    Stryker Corporation (+)                                                                    1,500              71,520
    Tektronix, Inc.                                                                            2,600              79,040
    Teradyne, Inc. (+)(*)                                                                        600              10,260
    Thermo Electron Corporation (*)                                                              400              10,288
    Waters Corporation (+)(*)                                                                    300              13,164
    Zimmer Holdings, Inc. (*)                                                                    100               7,631
                                                                                                              ----------
                                                                                                                 602,373
                                                                                                              ----------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    METALS - 0.7%
    Alcoa, Inc.                                                                                  900          $   28,827
    Crane Company                                                                                200               5,564
    Newmont Mining Corporation                                                                   200               8,094
    Nucor Corporation (+)                                                                        600              50,190
    Phelps Dodge Corporation (*)                                                                 400              31,176
    United States Steel Corporation (+)                                                          400              15,256
    Worthington Industries, Inc. (+)                                                           3,000              61,440
                                                                                                              ----------
                                                                                                                 200,547
                                                                                                              ----------
    NATIONAL COMMERCIAL BANKS - 6.8%
    AmSouth Bancorporation                                                                       900              22,077
    Bank of America Corporation                                                                5,710             485,407
    Bank of New York Company, Inc. (The)                                                       2,100              60,333
    BB&T Corporation (+)                                                                       1,500              58,095
    Comerica, Inc.                                                                               900              52,623
    First Horizon National Corporation                                                           400              17,340
    Huntington Bancshares, Inc.                                                                1,000              24,460
    J.P. Morgan Chase & Company                                                               10,224             381,662
    KeyCorp                                                                                    1,200              36,216
    Marshall & Ilsley Corporation                                                              1,100              42,251
    Mellon Financial Corporation                                                               1,200              32,976
    National City Corporation                                                                  1,700              62,050
    Northern Trust Corporation                                                                   600              24,078
    PNC Financial Services Group, Inc.                                                         1,500              75,900
    SouthTrust Corporation                                                                       900              34,911
    State Street Corporation                                                                     600              25,686
    SunTrust Banks, Inc. (+)                                                                   1,500              98,925
    Synovus Financial Corporation                                                                800              20,376
    Wachovia Corporation                                                                       3,700             163,947
    Wells Fargo & Company                                                                      4,700             269,827
    Zions Bancorporation                                                                         300              18,150
                                                                                                              ----------
                                                                                                               2,007,290
                                                                                                              ----------
    OFFICE EQUIPMENT/SUPPLIES - 0.3%
    Lexmark International Group, Inc. (*)                                                        900              79,650
                                                                                                              ----------

    OIL & GAS - 7.0%
    Amerada Hess Corporation                                                                     400              33,340
    Anadarko Petroleum Corporation (+)                                                           700              41,853
    Apache Corporation                                                                           900              41,877
    Ashland, Inc.                                                                                400              20,908
    BJ Services Company (*)                                                                      600              29,796
    Burlington Resources, Inc.                                                                 1,100              41,987
    ChevronTexaco Corporation                                                                  3,100             296,515
    ConocoPhillips                                                                             2,100             165,417
    Devon Energy Corporation                                                                     800              55,592
    Dynegy, Inc. (*)                                                                           7,300              30,660
    EOG Resources, Inc.                                                                          300              19,065
    Exxon Mobil Corporation                                                                   19,000             879,700
    Kerr-McGee Corporation                                                                       400              21,000
    KeySpan Corporation                                                                          400              14,396
    Kinder Morgan, Inc.                                                                          500              30,005
    Marathon Oil Corporation                                                                     900              33,903
    Nicor, Inc.                                                                                  200               6,622

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    OIL & GAS - CONTINUED
    Noble Corporation (+)(*)                                                                     200          $    7,744
    Occidental Petroleum Corporation                                                           1,100              54,197
    Peoples Energy Corporation                                                                   200               7,800
    Schlumberger Ltd.                                                                          1,900             122,208
    Sunoco, Inc.                                                                                 200              13,634
    Unocal Corporation                                                                           500              19,380
    Valero Energy Corporation                                                                    600              44,952
    Williams Companies, Inc. (The) (+)                                                         2,100              25,515
                                                                                                              ----------
                                                                                                               2,058,066
                                                                                                              ----------
    PHARMACEUTICALS - 8.7%
    Abbott Laboratories                                                                        3,600             141,660
    AmerisourceBergen Corporation                                                                500              27,030
    Amgen, Inc. (*)                                                                            1,800             102,384
    Bristol-Myers Squibb Company                                                               7,000             160,300
    Cardinal Health, Inc.                                                                        300              13,350
    Eli Lilly & Company                                                                        2,500             159,300
    Hospira, Inc. (*)                                                                            350               9,069
    Johnson & Johnson                                                                         10,300             569,281
    King Pharmaceuticals, Inc. (*)                                                               900              10,161
    McKesson Corporation (+)                                                                   1,400              45,038
    Medco Health Solutions, Inc. (*)                                                           2,147              65,054
    Merck & Company, Inc.                                                                      7,700             349,195
    Mylan Laboratories, Inc.                                                                     100               1,482
    Pfizer, Inc.                                                                              24,900             795,804
    Schering-Plough Corporation                                                                  300               5,838
    Sigma Aldrich Corporation (+)                                                                200              11,488
    Wyeth                                                                                      2,900             102,660
                                                                                                              ----------
                                                                                                               2,569,094
                                                                                                              ----------
    PREPACKAGED SOFTWARE - 4.3%
    Adobe Systems, Inc.                                                                          700              29,526
    BMC Software, Inc. (*)                                                                     1,600              25,088
    Citrix Systems, Inc. (*)                                                                   2,800              49,336
    Computer Associates International, Inc. (+)                                                1,700              42,908
    Compuware Corporation (*)                                                                  1,200               5,928
    Intuit, Inc. (*)                                                                             500              18,720
    Microsoft Corporation                                                                     26,800             762,728
    Novell, Inc. (*)                                                                           1,000               6,840
    Oracle Corporation (*)                                                                    15,400             161,854
    PeopleSoft, Inc. (*)                                                                       1,000              18,020
    Siebel Systems, Inc. (*)                                                                   1,200               9,672
    Sungard Data Systems, Inc. (*)                                                               800              18,648
    Symantec Corporation (*)                                                                   1,900              88,844
    Veritas Software Corporation (*)                                                           1,200              22,872
                                                                                                              ----------
                                                                                                               1,260,984
                                                                                                              ----------
    RESTAURANTS - 0.5%
    Darden Restaurants, Inc.                                                                     600              12,798
    McDonald's Corporation                                                                     4,100             112,750
    Wendy's International, Inc.                                                                  100               3,577
    Yum! Brands, Inc. (+)                                                                        900              34,551
                                                                                                              ----------
                                                                                                                 163,676
                                                                                                              ----------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    RETAILERS - 5.1%
    AutoZone, Inc. (*)                                                                           300          $   23,160
    Best Buy Company, Inc.                                                                       600              28,896
    Circuit City Stores, Inc.                                                                  2,100              29,610
    Costco Wholesale Corporation (+)                                                           1,300              52,858
    Dillards, Inc. Cl. A                                                                       1,600              36,464
    Dollar General Corporation                                                                 1,000              19,300
    Federated Department Stores, Inc. (+)                                                        600              28,752
    Home Depot, Inc. (The)                                                                     7,100             239,412
    J.C. Penney Company, Inc. (+)                                                              1,600              64,000
    Lowe's Companies, Inc.                                                                     2,500             121,800
    May Department Stores Company (The)                                                          800              21,224
    Office Depot, Inc. (*)                                                                       600               9,840
    RadioShack Corporation                                                                       900              25,155
    Sears Roebuck and Company (+)                                                                700              25,676
    Sherwin-Williams Company (+)                                                                 700              28,266
    Staples, Inc.                                                                              2,600              75,088
    Walgreen Company                                                                             200               7,280
    Wal-Mart Stores, Inc.                                                                     11,200             593,712
    Xerox Corporation (+)(*)                                                                   5,300              73,458
                                                                                                              ----------
                                                                                                               1,503,951
                                                                                                              ----------
    STATE COMMERCIAL BANKS - 0.4%
    Fifth Third Bancorp                                                                          900              44,424
    M&T Bank Corporation                                                                         300              27,969
    North Fork Bancorporation                                                                    400              15,620
    Regions Financial Corporation                                                                793              23,544
                                                                                                              ----------
                                                                                                                 111,557
                                                                                                              ----------
    TELEPHONE SYSTEMS - 3.3%
    Alltel Corporation                                                                         1,700              88,400
    AT&T Corporation - Ex Distribution (+)                                                     4,220              63,722
    BellSouth Corporation                                                                      5,600             151,704
    CenturyTel, Inc.                                                                             700              21,693
    SBC Communications, Inc.                                                                   9,600             243,264
    Sprint Corporation (FON Group)                                                             4,500              84,060
    Verizon Communications, Inc.                                                               8,100             312,174
                                                                                                              ----------
                                                                                                                 965,017
                                                                                                              ----------
    TELEPHONE UTILITIES - 0.1%
    Qwest Communications International, Inc. (+)(*)                                            5,000              19,450
                                                                                                              ----------

    TEXTILES, CLOTHING & FABRICS - 0.5%
    Jones Apparel Group, Inc.                                                                    700              26,145
    Liz Claiborne, Inc.                                                                          400              14,476
    Nike, Inc. Cl. B                                                                             800              58,168
    Reebok International Ltd.                                                                    200               6,812
    VF Corporation                                                                               700              35,007
                                                                                                              ----------
                                                                                                                 140,608
                                                                                                              ----------
    TRANSPORTATION - 1.6%
    Burlington Northern Santa Fe Corporation                                                   1,200              42,576
    CSX Corporation                                                                               56               1,753
    FedEx Corporation (+)                                                                      1,700             139,196
    Norfolk Southern Corporation                                                               1,200              32,028
    Union Pacific Corporation                                                                    100               5,634
    United Parcel Service, Inc. Cl. B                                                          3,300             237,468
                                                                                                              ----------
                                                                                                                 458,655
                                                                                                              ----------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    TRAVEL SERVICES - 0.1%
    Sabre Holdings Corporation                                                                 1,400          $   35,742
                                                                                                              ----------

    TOTAL COMMON STOCKS (identified cost, $28,338,618)                                                        29,336,503




                                                                                           PRINCIPAL
                                                                                       AMOUNT/SHARES
                                                                                       -------------
    SECURITY LENDING COLLATERAL - 11.3%
    Bank of America Corporation, 1.49%, due 09/28/04                                   $     450,783             450,783
    Bank Of Montreal, 1.37%, due 08/23/04                                                    574,271             574,271
    Bank Of Nova Scotia, 1.32%, due 08/13/04                                                 676,174             676,174
    Caylon Financial, Inc., 1.25%, due 08/05/04                                              721,252             721,252
    Merrill Lynch Premier Institutional Money Market Fund                                    119,218             119,218
    Merrimac Money Market Fund                                                               766,330             766,330
                                                                                                             -----------

    TOTAL SECURITY LENDING COLLATERAL (identified cost, $3,308,028)                                            3,308,028


    REPURCHASE AGREEMENT - 0.1%
    Investors Bank & Trust Repurchase Agreement, 1.00%, dated 07/30/04, $38,638 due on 08/02/04 (secured by Federal Government Agency, 4.441%,
     due on 06/01/26, with value of $40,646), at cost                                         38,635              38,635
                                                                                                             -----------

    TOTAL INVESTMENTS (identified cost, $31,685,281)                                                          32,683,166

    Other assets, less liabilities - (11.2%)                                                                  (3,291,745)
                                                                                                             -----------

    NET ASSETS - 100%                                                                                        $29,391,421
                                                                                                             ===========

  REIT    Real Estate Investment Trust
  (+)     Denotes all or a portion of security on loan
  (*)     Non-income producing security

See notes to portfolio of investments.

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JULY 31, 2004

========================================================================================================================

    COMMON STOCKS - 100.0%

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    ADVERTISING - 0.3%
    Getty Images, Inc. (*)(+)                                                                    200          $   10,924
    Lamar Advertising Company (*)                                                                500              20,105
    Omnicom Group, Inc.                                                                          400              28,808
                                                                                                              ----------
                                                                                                                  59,837
                                                                                                              ----------
    AEROSPACE & DEFENSE - 1.5%
    Alliant Techsystems, Inc. (*)(+)                                                             100               6,296
    Boeing Company (The)                                                                       4,400             223,300
    General Dynamics Corporation                                                                 200              19,764
    Rockwell Collins, Inc.                                                                       700              23,954
    United Defense Industries, Inc. (*)                                                          900              31,185
                                                                                                              ----------
                                                                                                                 304,499
                                                                                                              ----------
    AIRLINES - 0.0%
    AMR Corporation (*)(+)                                                                       300               2,529
                                                                                                              ----------

    APPAREL RETAILERS - 1.2%
    Abercrombie & Fitch Company                                                                  700              25,816
    American Eagle Outfitters, Inc. (*)                                                          500              16,385
    AnnTaylor Stores Corporation (*)                                                             200               5,368
    Chico's FAS, Inc. (*)(+)                                                                     400              16,748
    Claire's Stores, Inc.                                                                      1,400              32,270
    Gap, Inc. (+)                                                                              4,300              97,610
    Limited Brands, Inc.                                                                         800              16,352
    Nordstrom, Inc.                                                                              400              17,560
    Pacific Sunwear of California, Inc. (*)                                                      300               6,120
    Ross Stores, Inc.                                                                            300               6,945
    Talbots, Inc.                                                                                120               3,696
    Timberland Company (The) Cl. A (*)(+)                                                        100               5,804
                                                                                                              ----------
                                                                                                                 250,674
                                                                                                              ----------
    AUTOMOTIVE - 0.4%
    Copart, Inc. (*)                                                                             200               4,450
    Harley-Davidson, Inc.                                                                      1,200              71,844
    Oshkosh Truck Corporation                                                                    100               5,297
                                                                                                              ----------
                                                                                                                  81,591
                                                                                                              ----------
    BANKING - 2.6%
    Capital One Financial Corporation                                                          1,000              69,320
    Commerce Bancorp, Inc.                                                                       200              10,068
    Fannie Mae                                                                                 3,800             269,648
    Golden West Financial Corporation                                                            200              21,382
    Hudson City Bancorp, Inc.                                                                    200               6,932
    MBNA Corporation (+)                                                                       3,100              76,539
    NewAlliance Bancshares, Inc. (*)                                                             200               2,790
    Providian Financial Corporation (*)(+)                                                     2,200              30,448
    U.S. Bancorp                                                                                 600              16,980
    UCBH Holdings, Inc.                                                                          100               3,909
    Westcorp                                                                                   1,000              41,580
                                                                                                              ----------
                                                                                                                 549,596
                                                                                                              ----------
    BEVERAGES, FOOD & TOBACCO - 4.5%
    Anheuser-Busch Companies, Inc.                                                             1,900              98,610
    Brown Forman Corporation                                                                     100               4,651
    Campbell Soup Company                                                                        100               2,559

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    BEVERAGES, FOOD & TOBACCO - CONTINUED
    Coca-Cola Company (The)                                                                    6,500          $  285,090
    H.J. Heinz Company                                                                           700              25,823
    Hershey Foods Corporation                                                                    500              24,220
    Kellogg Company                                                                              600              24,996
    McCormick & Company, Inc.                                                                    100               3,577
    Pepsi Bottling Group, Inc. (The) (+)                                                         900              25,065
    PepsiCo, Inc. (+)                                                                          5,500             275,000
    Sara Lee Corporation                                                                       1,600              35,136
    Starbucks Corporation (*)                                                                  1,700              79,832
    Sysco Corporation                                                                          1,000              34,450
    Wrigley (Wm.) Jr. Company                                                                    200              12,080
                                                                                                              ----------
                                                                                                                 931,089
                                                                                                              ----------
    BUILDING MATERIALS - 0.3%
    Florida Rock Industries, Inc. (+)                                                            100               4,293
    Hughes Supply, Inc.                                                                          800              48,736
                                                                                                              ----------
                                                                                                                  53,029
                                                                                                              ----------
    CHEMICALS & PLASTICS - 0.3%
    Avery-Dennison Corporation                                                                   100               6,057
    Church & Dwight Company, Inc.                                                                100               4,418
    Dow Chemical Company (The)                                                                   200               7,978
    International Flavors & Fragrances, Inc.                                                     200               7,308
    Praxair, Inc.                                                                                200               7,890
    Scotts Company (The) Cl. A (*)                                                               300              18,300
    Sealed Air Corporation (*)                                                                   300              14,232
                                                                                                              ----------
                                                                                                                  66,183
                                                                                                              ----------
    COAL - 0.0%
    Consol Energy, Inc.                                                                          100               3,584
                                                                                                              ----------

    COMMERCIAL SERVICES - 4.0%
    Affymetrix, Inc. (*)(+)                                                                      300               8,103
    Akamai Technologies, Inc. (*)(+)                                                             400               5,972
    Alliance Data Systems Corporation (*)(+)                                                     100               3,971
    Allied Waste Industries, Inc. (*)                                                            500               4,620
    Apollo Group, Inc. Cl. A (*)                                                                 600              50,130
    Brink's Company (The)                                                                        800              25,880
    Career Education Corporation (*)(+)                                                          500              16,905
    Celgene Corporation (*)                                                                      300              15,999
    Cendant Corporation                                                                        1,000              22,880
    Certegy, Inc.                                                                                300              11,373
    Cintas Corporation                                                                           500              20,980
    Corporate Executive Board Company                                                            100               5,670
    Covance, Inc. (*)                                                                            200               7,338
    Dun & Bradstreet Corporation (*)                                                             300              16,842
    eBay, Inc. (*)                                                                             2,100             164,493
    Ecolab, Inc.                                                                                 400              12,200
    Education Management Corporation (*)                                                         400              11,104
    Equifax, Inc.                                                                              1,000              24,120
    Gen-Probe, Inc. (*)                                                                          200               7,484
    H&R Block, Inc.                                                                            1,300              63,869
    Halliburton Company                                                                        1,800              57,150
    Hewitt Associates, Inc. Cl. A (*)                                                            200               5,340
    Jacobs Engineering Group, Inc. (*)                                                           100               3,998

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    COMMERCIAL SERVICES - CONTINUED
    Laureate Education, Inc. (*)                                                                 100          $    3,530
    Manpower, Inc. (+)                                                                           200               8,710
    Moody's Corporation (+)                                                                      400              27,240
    Omnicare, Inc.                                                                               300               8,481
    PerkinElmer, Inc.                                                                            900              15,822
    Quest Diagnostics, Inc.                                                                      300              24,624
    Regis Corporation                                                                            100               4,116
    Rent-A-Center, Inc. (*)                                                                      200               5,868
    Reynolds & Reynolds Company Cl. A                                                            200               4,420
    Robert Half International, Inc.                                                              800              22,256
    Ryder System, Inc.                                                                           700              30,030
    Servicemaster Company                                                                        600               7,008
    Stericycle, Inc. (*)                                                                         100               4,900
    UnitedGlobalCom, Inc. Cl. A (*)(+)                                                         1,100               6,974
    University of Phoenix Online (*)                                                             300              25,851
    Waste Management, Inc.                                                                     2,200              61,908
    Weight Watchers International, Inc. (*)                                                      100               3,874
                                                                                                              ----------
                                                                                                                 832,033
                                                                                                              ----------
    COMMUNICATIONS - 3.7%
    Advanced Fibre Communication, Inc. (*)                                                       100               1,676
    Andrew Corporation (*)                                                                       200               2,170
    Avaya, Inc. (*)                                                                            2,500              36,625
    Comverse Technology, Inc. (*)                                                                700              11,942
    Corning, Inc. (*)(+)                                                                       4,500              55,620
    Crown Castle International Corporation (*)(+)                                                300               4,236
    Harris Corporation                                                                           300              14,244
    L-3 Communications Holdings, Inc.                                                            100               6,115
    Motorola, Inc. (+)                                                                        11,700             186,381
    Network Appliance, Inc. (*)                                                                1,300              25,103
    Nextel Communications, Inc. Cl. A (*)                                                      4,300              97,868
    Plantronics, Inc. (*)                                                                        100               3,868
    Polycom, Inc. (*)                                                                          1,400              26,992
    Qualcomm, Inc.                                                                             3,700             255,596
    Spectrasite, Inc. (*)                                                                        100               4,300
    Tellabs, Inc. (*)(+)                                                                       2,900              25,839
    XM Satellite Radio Holdings, Inc. Cl. A (*)(+)                                               600              15,834
                                                                                                              ----------
                                                                                                                 774,409
                                                                                                              ----------
    COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
    Autodesk, Inc. (+)                                                                           900              36,180
    Cadence Design Systems, Inc. (*)                                                             300               4,041
    Henry (Jack) & Associates, Inc.                                                              300               5,775
    Synopsys, Inc. (*)                                                                           700              17,703
    Unisys Corporation (*)                                                                       100               1,024
                                                                                                              ----------
                                                                                                                  64,723
                                                                                                              ----------
    COMPUTER PROGRAMMING SERVICES - 0.3%
    Avid Technology, Inc. (*)                                                                    300              14,022
    Cognizant Technology Solutions Corporation (*)                                               400              11,020
    Macromedia, Inc. (*)                                                                         200               4,040
    Red Hat, Inc. (*)(+)                                                                         700              11,984
    VeriSign, Inc. (*)(+)                                                                        700              12,257
                                                                                                              ----------
                                                                                                                  53,323
                                                                                                              ----------

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    COMPUTER RELATED SERVICES - 0.1%
    Checkfree Corporation (*)(+)                                                                 200          $    6,008
    GTECH Holdings Corporation                                                                   200               8,474
                                                                                                              ----------
                                                                                                                  14,482
                                                                                                              ----------
    COMPUTERS & INFORMATION - 8.9%
    Apple Computer, Inc. (*)                                                                     700              22,638
    CDW Corporation                                                                              300              19,290
    Cisco Systems, Inc. (*)                                                                   28,500             594,510
    Dell, Inc. (*)                                                                            10,000             354,700
    EMC Corporation (*)                                                                        7,600              83,372
    International Business Machines Corporation                                                5,400             470,178
    International Game Technology                                                              1,500              48,510
    Jabil Circuit, Inc. (*)                                                                      600              13,050
    Juniper Networks, Inc. (*)                                                                 2,880              66,125
    Lexmark International Group, Inc. (*)                                                      1,000              88,500
    Pitney Bowes, Inc.                                                                           600              25,320
    Sandisk Corporation (*)                                                                      500              12,160
    Solectron Corporation (*)                                                                  3,200              17,600
    Storage Technology Corporation (*)                                                           100               2,495
    Symbol Technologies, Inc.                                                                    900              11,781
    Zebra Technologies Corporation Cl. A (*)                                                     200              16,526
                                                                                                              ----------
                                                                                                               1,846,755
                                                                                                              ----------
    CONTAINERS & PACKAGING - 0.2%
    Ball Corporation                                                                             300              21,654
    Pactiv Corporation (*)                                                                       400               9,432
                                                                                                              ----------
                                                                                                                  31,086
                                                                                                              ----------
    COSMETICS & PERSONAL CARE - 3.2%
    Alberto-Culver Company                                                                       200               9,324
    Avon Products, Inc.                                                                        1,900              81,719
    Colgate-Palmolive Company                                                                    600              31,920
    Estee Lauder Companies, Inc. (The) Cl. A                                                     400              17,560
    Gillette Company (The)                                                                     3,900             152,022
    Kimberly-Clark Corporation                                                                   800              51,256
    Procter & Gamble Company                                                                   6,200             323,330
                                                                                                              ----------
                                                                                                                 667,131
                                                                                                              ----------
    DATA PROCESSING & PREPARATION - 1.9%
    Acxiom Corporation                                                                         1,600              35,200
    Affiliated Computer Services, Inc. Cl. A (*)                                                 300              15,570
    Automatic Data Processing, Inc.                                                            2,100              88,158
    Ceridian Corporation (*)(+)                                                                  300               5,400
    First Data Corporation                                                                     3,600             160,596
    Fiserv, Inc. (*)                                                                             750              25,695
    Global Payments, Inc. (+)                                                                    100               4,565
    IMS Health, Inc.                                                                           1,000              24,240
    NCR Corporation (*)                                                                          600              27,858
    Total System Services, Inc.                                                                  100               2,274
                                                                                                              ----------
                                                                                                                 389,556
                                                                                                              ----------
    EDUCATIONAL SERVICES - 0.0%
    ITT Educational Services, Inc. (*)(+)                                                        200               6,370
                                                                                                              ----------

    ELECTRIC UTILITIES - 0.1%
    AES Corporation (*)                                                                        2,600              25,090
    Allegheny Energy, Inc. (*)(+)                                                                100               1,484
                                                                                                              ----------
                                                                                                                  26,574
                                                                                                              ----------

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    ELECTRICAL EQUIPMENT - 1.2%
    Ametek, Inc.                                                                               1,000          $   30,840
    Energizer Holdings, Inc. (*)                                                                 100               3,810
    General Electric Company                                                                   4,600             152,950
    Johnson Controls, Inc. (+)                                                                   100               5,645
    Kla-Tencor Corporation (*)(+)                                                                500              20,605
    Rockwell Automation, Inc.                                                                    900              33,669
                                                                                                              ----------
                                                                                                                 247,519
                                                                                                              ----------
    ELECTRONICS - 0.8%
    American Power Conversion Corporation                                                        300               4,530
    Amphenol Corporation Cl. A (*)                                                               400              12,572
    AVX Corporation                                                                            2,800              34,916
    Emerson Electric Company                                                                     300              18,210
    LSI Logic Corporation (*)(+)                                                                 700               3,563
    Microchip Technology, Inc.                                                                 1,500              43,455
    Molex, Inc. (+)                                                                              400              11,584
    Sanmina-SCI Corporation (*)                                                                1,500              11,010
    Vishay Intertechnology, Inc. (*)                                                           1,800              27,900
                                                                                                              ----------
                                                                                                                 167,740
                                                                                                              ----------
    ELECTRONICS/SEMICONDUCTORS - 6.5%
    Advanced Micro Devices, Inc. (*)                                                             700               8,743
    Altera Corporation (*)                                                                     2,500              52,050
    Analog Devices, Inc.                                                                       2,100              83,370
    Applied Materials, Inc. (*)                                                                6,600             112,002
    Atmel Corporation (*)                                                                      1,700               7,276
    Broadcom Corporation Cl. A (*)                                                               900              31,824
    Cree, Inc. (*)(+)                                                                            300               6,714
    Cypress Semiconductor Corporation (*)                                                        500               5,670
    Fairchild Semiconductor International, Inc. Cl. A (*)                                        200               2,938
    Integrated Circuit Systems, Inc. (*)                                                         200               4,784
    Intel Corporation                                                                         25,500             621,690
    International Rectifier Corporation (*)                                                      300              11,760
    Linear Technology Corporation                                                              1,700              66,470
    Maxim Integrated Products, Inc.                                                            1,300              62,530
    Micron Technology, Inc. (*)(+)                                                             1,000              13,530
    National Semiconductor Corporation (*)                                                     2,500              42,875
    Novellus Systems, Inc. (*)(+)                                                                400              10,800
    PMC-Sierra, Inc. (*)(+)                                                                      500               5,940
    Rambus Inc. (*)                                                                              300               5,037
    Semtech Corporation (*)                                                                      200               3,970
    Texas Instruments, Inc.                                                                    6,900             147,177
    Xilinx, Inc.                                                                               1,400              41,202
                                                                                                              ----------
                                                                                                               1,348,352
                                                                                                              ----------
    ENTERTAINMENT & LEISURE - 0.5%
    Blockbuster, Inc. Cl. A (+)                                                                  100               1,327
    Brunswick Corporation (+)                                                                    200               7,806
    Harrah's Entertainment, Inc.                                                                 300              13,947
    International Speedway Corporation Cl. A                                                     100               5,204
    Mattel, Inc.                                                                                 100               1,752
    Polaris Industries, Inc.                                                                     200               9,560
    Station Casinos, Inc.                                                                        100               4,320
    Walt Disney Company (The) (+)                                                              2,600              60,034
                                                                                                              ----------
                                                                                                                 103,950
                                                                                                              ----------

22

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    FINANCIAL SERVICES - 2.3%
    American Express Company                                                                   4,600          $  231,150
    CapitalSource, Inc. (*)                                                                      200               4,324
    Chicago Mercantile Exchange (+)                                                              100              12,550
    Doral Financial Corporation (Puerto Rico) (+)                                                500              19,625
    E Trade Financial Corporation (*)                                                            400               4,428
    Eaton Vance Corporation                                                                      200               7,588
    Freddie Mac                                                                                  300              19,293
    Friedman Billings Ramsey Group, Inc. Cl. A                                                   400               6,580
    General Growth Properties, Inc. REIT                                                         100               3,008
    Goldman Sachs Group, Inc. (The)                                                              100               8,819
    IndyMac Bancorp, Inc. (+)                                                                    200               6,644
    Investors Financial Services Corporation                                                     300              13,704
    Legg Mason, Inc.                                                                             200              15,708
    Morgan Stanley                                                                             1,000              49,330
    Nuveen Investments, Inc. Cl. A                                                               100               2,540
    Regency Centers Corporation REIT                                                             100               4,250
    SEI Investments Company                                                                      200               6,134
    SLM Corporation (+)                                                                        1,000              37,920
    T. Rowe Price Group, Inc.                                                                    400              18,488
    Waddell & Reed Financial, Inc. Cl. A                                                         300               5,826
    WFS Financial, Inc.                                                                          100               4,575
                                                                                                              ----------
                                                                                                                 482,484
                                                                                                              ----------
    FOOD RETAILERS - 0.2%
    7-Eleven, Inc. (*)                                                                         1,100              18,865
    Whole Foods Market, Inc. (+)                                                                 300              24,696
                                                                                                              ----------
                                                                                                                  43,561
                                                                                                              ----------
    HEALTH CARE PROVIDERS - 1.9%
    Caremark Rx, Inc. (*)(+)                                                                   1,100              33,550
    Community Health Systems, Inc. (*)                                                           100               2,461
    Coventry Health Care, Inc. (*)                                                               550              28,110
    DaVita, Inc. (*)                                                                             400              12,148
    Express Scripts, Inc. Cl. A (*)                                                              200              13,120
    HCA, Inc.                                                                                    100               3,865
    Health Management Associates, Inc. Cl. A                                                     100               2,006
    Laboratory Corporation of America Holdings (*)                                             1,000              39,160
    Lincare Holdings, Inc. (*)                                                                   600              19,164
    Manor Care, Inc.                                                                             200               6,250
    Renal Care Group, Inc. (*)                                                                   400              12,744
    UnitedHealth Group, Inc.                                                                   2,700             169,830
    Universal Health Services, Inc. Cl. B                                                        200               9,102
    VCA Antech, Inc. (*)                                                                         100               4,203
    Wellpoint Health Networks, Inc. (*)                                                          500              50,550
                                                                                                              ----------
                                                                                                                 406,263
                                                                                                              ----------
    HEAVY CONSTRUCTION - 0.2%
    Centex Corporation                                                                           700              29,694
    Lennar Corporation Cl. A                                                                     300              12,804
                                                                                                              ----------
                                                                                                                  42,498
                                                                                                              ----------
    HEAVY MACHINERY - 2.0%
    American Standard Companies, Inc. (*)                                                      1,300              49,257
    Baker Hughes, Inc.                                                                         1,400              56,420
    Black & Decker Corporation                                                                   500              34,955
    Cooper Cameron Corporation (*)                                                               100               5,109
    Deere & Company                                                                              600              37,686
    Dover Corporation                                                                          1,100              43,648

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    HEAVY MACHINERY - CONTINUED
    FMC Technologies, Inc. (*)                                                                   300          $    9,000
    Graco, Inc.                                                                                  300               9,444
    Grant Prideco, Inc. (*)                                                                      500               9,445
    Pall Corporation                                                                             100               2,317
    Smith International, Inc. (*)(+)                                                             500              29,140
    Timken Company                                                                             1,200              29,808
    United Technologies Corporation                                                              700              65,450
    Varian Medical Systems, Inc. (*)                                                             300              20,703
    W.W. Grainger, Inc.                                                                          400              21,180
                                                                                                              ----------
                                                                                                                 423,562
                                                                                                              ----------
    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.7%
    D.R. Horton, Inc.                                                                            450              12,433
    Harman International Industries, Inc.                                                        200              17,146
    Herman Miller, Inc.                                                                          200               5,360
    Hillenbrand Industries, Inc.                                                                 100               5,679
    HNI Corporation                                                                              200               8,090
    Kinetic Concepts, Inc. (*)(+)                                                                100               4,492
    Leggett & Platt, Inc. (+)                                                                    500              13,525
    MDC Holdings, Inc.                                                                           500              33,575
    Newell Rubbermaid, Inc.                                                                      100               2,160
    NVR, Inc. (*)(+)                                                                             100              46,600
    Pulte Homes, Inc.                                                                            100               5,463
                                                                                                              ----------
                                                                                                                 154,523
                                                                                                              ----------
    HOUSEHOLD PRODUCTS - 0.3%
    Clorox Company (The)                                                                         600              29,862
    Fortune Brands, Inc.                                                                         500              36,090
                                                                                                              ----------
                                                                                                                  65,952
                                                                                                              ----------
    INDUSTRIAL - 0.1%
    SPX Corporation                                                                              500              20,475
                                                                                                              ----------

    INFORMATION RETRIEVAL SERVICES - 0.8%
    Ask Jeeves, Inc. (*)                                                                         100               2,908
    ChoicePoint, Inc. (*)                                                                        200               8,400
    Yahoo!, Inc. (*)(+)                                                                        4,700             144,760
                                                                                                              ----------
                                                                                                                 156,068
                                                                                                              ----------
    INSURANCE - 4.1%
    Aetna, Inc.                                                                                  300              25,740
    AFLAC, Inc.                                                                                1,800              71,352
    AMBAC Financial Group, Inc.                                                                  100               7,111
    American International Group, Inc.                                                         6,200             438,030
    Anthem, Inc. (*)(+)                                                                          312              25,731
    Arthur J. Gallagher & Company (+)                                                            300               9,291
    Brown & Brown, Inc.                                                                          100               4,252
    Genworth Financial, Inc. Cl. A (*)                                                           800              18,192
    HCC Insurance Holdings, Inc.                                                               1,400              42,420
    Marsh & McLennan Companies, Inc.                                                           2,100              93,198
    Pacificare Health Systems Cl. A (*)                                                          500              15,285
    Progressive Corporation                                                                      200              15,324
    Prudential Financial, Inc.                                                                   300              13,968
    Radian Group, Inc.                                                                           100               4,602
    Transatlantic Holdings, Inc.                                                                 125               7,079
    Unitrin, Inc.                                                                              1,000              41,650

24

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    INSURANCE - CONTINUED
    W.R. Berkley Corporation                                                                     100          $    4,094
    WellChoice, Inc. (*)                                                                         500              18,300
                                                                                                              ----------
                                                                                                                 855,619
                                                                                                              ----------
    LODGING - 0.8%
    Choice Hotels International, Inc.                                                            800              42,080
    Hilton Hotels Corporation                                                                  2,000              35,660
    Mandalay Resort Group (+)                                                                    200              13,500
    Marriott International, Inc. Cl. A                                                         1,000              48,800
    MGM Mirage, Inc. (*)                                                                         100               4,415
    Starwood Hotels & Resorts Worldwide, Inc.                                                    400              18,000
                                                                                                              ----------
                                                                                                                 162,455
                                                                                                              ----------
    MANUFACTURING - 2.1%
    3M Company                                                                                 3,000             247,080
    Danaher Corporation                                                                        1,400              70,910
    Illinois Tool Works, Inc.                                                                    900              81,468
    ITT Industries, Inc.                                                                         200              15,990
    Lam Research Corporation (*)(+)                                                            1,000              23,850
                                                                                                              ----------
                                                                                                                 439,298
                                                                                                              ----------
    MEDIA - BROADCASTING & PUBLISHING - 1.7%
    Belo Corporation Cl. A                                                                       300               7,014
    Citadel Broadcasting Corporation (*)                                                         100               1,409
    Clear Channel Communication, Inc.                                                            600              21,420
    Cox Communications, Inc. (*)(+)                                                              100               2,758
    DIRECTV Group, Inc. (The) (*)                                                                500               8,105
    Dow Jones & Company, Inc.                                                                    200               8,476
    E.W. Scripps Company (The) Cl. A (+)                                                         100              10,242
    Fox Entertainment Group, Inc. Cl. A (*)                                                      200               5,406
    Gemstar-TV Guide International, Inc. (*)                                                     200                 928
    Harte-Hanks, Inc.                                                                            100               2,416
    Liberty Media International, Inc. Cl. A (*)                                                  300               9,354
    McGraw-Hill Companies, Inc. (The)                                                          1,400             105,084
    Meredith Corporation                                                                         200              10,576
    New York Times Company Cl. A (+)                                                             500              20,800
    Radio One, Inc. Cl. D (*)                                                                    100               1,521
    Time Warner, Inc. (*)                                                                      3,500              58,275
    Viacom, Inc. Cl. B                                                                         1,000              33,590
    Westwood One, Inc. (*)                                                                       200               4,760
    Wiley (John) & Sons, Inc. Cl. A                                                            1,200              38,832
                                                                                                              ----------
                                                                                                                 350,966
                                                                                                              ----------
    MEDICAL SUPPLIES - 4.4%
    Agilent Technologies, Inc. (*)                                                             1,700              40,477
    Allergan, Inc.                                                                               100               7,564
    Apogent Technologies, Inc. (*)                                                               500              16,250
    Bausch & Lomb, Inc.                                                                          200              12,318
    Baxter International, Inc.                                                                 1,600              48,112
    Beckman Coulter, Inc.                                                                        400              22,068
    Becton Dickinson & Company (+)                                                             2,400             113,352
    Biomet, Inc.                                                                               1,100              48,389
    Boston Scientific Corporation (*)                                                            600              22,956
    C.R. Bard, Inc.                                                                              400              22,080
    Cooper Companies, Inc. (+)                                                                   100               5,945
    Cytyc Corporation (*)(+)                                                                     500              12,085
    Dade Behring Holdings, Inc. (*)                                                              400              19,876
    Dentsply International, Inc.                                                                 350              17,020

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    MEDICAL SUPPLIES - CONTINUED
    Edwards Lifesciences Corporation (*)(+)                                                      200          $    7,034
    Fisher Scientific International, Inc. (*)(+)                                                 200              11,640
    Guidant Corporation                                                                          200              11,064
    INAMED Corporation (*)                                                                       100               5,418
    Medtronic, Inc.                                                                            3,900             193,713
    Mettler-Toledo International, Inc. (Switzerland) (*)                                         100               4,170
    Millipore Corporation (*)                                                                    200              10,538
    Patterson Companies, Inc. (*)                                                                100               7,342
    Respironics, Inc. (*)(+)                                                                     800              44,576
    Roper Industries, Inc.                                                                       100               5,600
    St. Jude Medical, Inc. (*)                                                                   700              47,691
    Stryker Corporation (+)                                                                    1,200              57,216
    Tektronix, Inc.                                                                              900              27,360
    Teradyne, Inc. (*)(+)                                                                        800              13,680
    Thermo Electron Corporation (*)                                                              300               7,716
    Triad Hospitals, Inc. (*)                                                                    100               3,406
    Waters Corporation (*)(+)                                                                    500              21,940
    Zimmer Holdings, Inc. (*)                                                                    300              22,893
                                                                                                              ----------
                                                                                                                 911,489
                                                                                                              ----------
    METALS - 0.8%
    Alcoa, Inc.                                                                                2,300              73,669
    Freeport-McMoRan Copper & Gold, Inc.                                                         100               3,485
    Newmont Mining Corporation                                                                   100               4,047
    Nucor Corporation (+)                                                                        300              25,095
    Precision Castparts Corporation                                                              200              11,266
    Southern Peru Copper Corporation                                                             400              15,652
    Worthington Industries, Inc. (+)                                                           1,700              34,816
                                                                                                              ----------
                                                                                                                 168,030
                                                                                                              ----------
    NATIONAL COMMERCIAL BANKS - 0.5%
    Bank of New York Company, Inc. (The)                                                         400              11,492
    Mellon Financial Corporation                                                                 600              16,488
    Northern Trust Corporation                                                                   200               8,026
    State Street Corporation                                                                     600              25,686
    Synovus Financial Corporation                                                                800              20,376
    TCF Financial Corporation                                                                    400              24,160
                                                                                                              ----------
                                                                                                                 106,228
                                                                                                              ----------
    OIL & GAS - 0.5%
    BJ Services Company (*)                                                                      700              34,762
    Burlington Resources, Inc.                                                                   300              11,451
    Diamond Offshore Drilling, Inc.                                                              100               2,444
    Evergreen Resources, Inc. (*)                                                                100               4,092
    Kinder Morgan, Inc.                                                                          100               6,001
    Newfield Exploration Company (*)                                                             200              11,814
    Patina Oil & Gas Corporation (+)                                                             200               5,898
    Pride International, Inc. (*)                                                                100               1,800
    XTO Energy, Inc.                                                                           1,000              29,900
                                                                                                              ----------
                                                                                                                 108,162
                                                                                                              ----------
    PHARMACEUTICALS - 15.4%
    Abbott Laboratories                                                                        6,700             263,645
    AmerisourceBergen Corporation                                                                174               9,406
    Amgen, Inc. (*)                                                                            3,900             221,832
    Andrx Corporation (*)(+)                                                                     300               7,782
    Barr Pharmaceuticals (*)                                                                      25                 859
    Bristol-Myers Squibb Company                                                               3,600              82,440

26

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    PHARMACEUTICALS - CONTINUED
    Cardinal Health, Inc.                                                                      1,100          $   48,950
    Cephalon, Inc. (*)(+)                                                                        200              10,104
    Charles River Laboratories International, Inc. (*)(+)                                        200               9,014
    Eli Lilly & Company                                                                        3,200             203,904
    Endo Pharmaceutical Holdings, Inc. (*)                                                       200               3,840
    Eon Labs, Inc. (*)                                                                           100               2,912
    Forest Laboratories, Inc. (*)                                                              1,500              75,435
    Genentech, Inc. (*)                                                                          100               4,868
    Henry Schein, Inc. (*)                                                                       100               6,710
    IDEXX Laboratories, Inc. (*)                                                                 200              10,078
    Invitrogen Corporation (*)                                                                   100               5,248
    IVAX Corporation (*)                                                                         600              14,310
    Johnson & Johnson                                                                         13,300             735,091
    McKesson Corporation (+)                                                                     600              19,302
    Medco Health Solutions, Inc. (*)                                                             700              21,210
    Medicis Pharmaceutical Corporation Cl. A                                                     200               7,154
    Merck & Company, Inc.                                                                      4,300             195,005
    Mylan Laboratories, Inc.                                                                      50                 741
    NBTY, Inc. (*)                                                                               200               4,352
    Pfizer, Inc.                                                                              32,900           1,051,484
    Schering-Plough Corporation                                                                3,900              75,894
    Sigma Aldrich Corporation                                                                    200              11,488
    Tularik, Inc. (*)                                                                            200               4,988
    Wyeth                                                                                      3,000             106,200
                                                                                                              ----------
                                                                                                               3,214,246
                                                                                                              ----------
    PREPACKAGED SOFTWARE - 6.8%
    Activision, Inc. (*)                                                                         400               5,860
    Adobe Systems, Inc.                                                                        1,400              59,052
    BEA Systems, Inc. (*)                                                                      1,000               6,490
    BMC Software, Inc. (*)                                                                       200               3,136
    Citrix Systems, Inc. (*)                                                                   1,500              26,430
    Computer Associates International, Inc. (+)                                                1,900              47,956
    DST Systems, Inc. (*)                                                                        600              27,336
    Electronic Arts, Inc. (*)                                                                    600              30,078
    Fair Isaac Corporation (+)                                                                   300               8,574
    Intuit, Inc. (*)                                                                             700              26,208
    McAfee, Inc. (*)                                                                             500               8,990
    Microsoft Corporation                                                                     26,900             765,574
    Novell, Inc. (*)                                                                           1,500              10,260
    Oracle Corporation (*)                                                                    18,400             193,384
    PeopleSoft, Inc. (*)                                                                         200               3,604
    Pixar, Inc. (*)                                                                              100               6,824
    Siebel Systems, Inc. (*)                                                                   1,300              10,478
    Sungard Data Systems, Inc. (*)                                                             1,100              25,641
    Symantec Corporation (*)                                                                   2,300             107,548
    TIBCO Software, Inc. (*)                                                                     600               4,242
    Veritas Software Corporation (*)                                                           1,700              32,402
                                                                                                              ----------
                                                                                                               1,410,067
                                                                                                              ----------
    REAL ESTATE - 0.3%
    Catellus Development Corporation REIT                                                        400              10,000
    CBL & Associates Properties, Inc. REIT                                                       400              22,040
    Chelsea Property Group, Inc. REIT                                                            100               6,512
    St. Joe Company (The)                                                                        200               8,604

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    REAL ESTATE - CONTINUED
    Ventas, Inc. REIT                                                                            100          $    2,552
    Weingarten Realty Investors                                                                  200               6,160
                                                                                                              ----------
                                                                                                                  55,868
                                                                                                              ----------
    RESTAURANTS - 0.4%
    Applebee's International, Inc.                                                                50               1,332
    Aramark Corporation Cl. B                                                                    400              10,728
    Brinker International, Inc. (*)(+)                                                           100               3,581
    Darden Restaurants, Inc.                                                                     300               6,399
    Outback Steakhouse, Inc.                                                                     100               4,061
    Ruby Tuesday, Inc.                                                                           300               8,667
    Yum! Brands, Inc. (+)                                                                      1,200              46,068
                                                                                                              ----------
                                                                                                                  80,836
                                                                                                              ----------
    RETAILERS - 7.7%
    Advance Auto Parts, Inc. (*)                                                                 300              11,136
    AutoZone, Inc. (*)                                                                           300              23,160
    Barnes & Noble, Inc. (*)                                                                     100               3,438
    Bed Bath & Beyond, Inc. (*)(+)                                                               800              28,312
    Best Buy Company, Inc.                                                                     1,100              52,976
    Circuit City Stores, Inc.                                                                  2,000              28,200
    Costco Wholesale Corporation (+)                                                             200               8,132
    CVS Corporation                                                                              100               4,187
    Dollar General Corporation                                                                 1,200              23,160
    Fastenal Company                                                                             200              12,476
    Foot Locker, Inc.                                                                            100               2,250
    Home Depot, Inc. (The)                                                                     8,500             286,620
    Lowe's Companies, Inc.                                                                     3,200             155,904
    Marvel Enterprises, Inc. (*)(+)                                                              850              11,093
    Michaels Stores, Inc.                                                                        300              16,209
    MSC Industrial Direct Company, Inc. Cl. A                                                    500              15,650
    O'Reilly Automotive, Inc. (*)(+)                                                             200               8,098
    PETCO Animal Supplies, Inc. (*)                                                              100               2,987
    PETsMART, Inc.                                                                               900              27,909
    RadioShack Corporation                                                                     1,400              39,130
    Rite Aid Corporation (*)                                                                   1,500               7,365
    Sherwin-Williams Company (+)                                                                 500              20,190
    Staples, Inc.                                                                              4,000             115,520
    Target Corporation                                                                         1,800              78,480
    TJX Companies, Inc.                                                                        1,200              28,164
    Walgreen Company                                                                           2,600              94,640
    Wal-Mart Stores, Inc.                                                                      9,000             477,090
    Xerox Corporation (*)(+)                                                                   2,100              29,106
                                                                                                              ----------
                                                                                                               1,611,582
                                                                                                              ----------
    STATE COMMERCIAL BANKS - 0.5%
    Fifth Third Bancorp                                                                        1,600              78,976
    Fremont General Corporation                                                                  900              16,902
    North Fork Bancorporation                                                                    200               7,810
    W Holding Company, Inc. (Puerto Rico)                                                        200               3,300
                                                                                                              ----------
                                                                                                                 106,988
                                                                                                              ----------
    TELEPHONE SYSTEMS - 0.7%
    ADTRAN, Inc.                                                                                 200               5,342
    AT&T Wireless Services, Inc. (*)                                                           4,500              64,980
    IDT Corporation Cl. B (*)                                                                    200               3,150
    Nextel Partners, Inc. Cl. A (*)(+)                                                           500               8,035
    NII Holdings, Inc. Cl. B (*)(+)                                                              100               3,802

28

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    TELEPHONE SYSTEMS - CONTINUED
    Sprint Corporation (FON Group)                                                             1,300          $   24,284
    West Corporation (*)                                                                         700              17,549
    Western Wireless Corporation Cl. A (*)                                                     1,000              26,390
                                                                                                              ----------
                                                                                                                 153,532
                                                                                                              ----------
    TEXTILES, CLOTHING & FABRICS - 0.4%
    Nike, Inc. Cl. B                                                                             900              65,439
    Reebok International Ltd.                                                                    500              17,030
                                                                                                              ----------
                                                                                                                  82,469
                                                                                                              ----------
    TRANSPORTATION - 1.7%
    C.H. Robinson Worldwide, Inc.                                                                200               8,746
    CNF, Inc.                                                                                  1,000              41,260
    Expeditors International Washington, Inc.                                                    400              18,564
    FedEx Corporation (+)                                                                      1,400             114,632
    J.B. Hunt Transport Services, Inc.                                                           300              11,523
    United Parcel Service, Inc. Cl. B                                                          2,300             165,508
                                                                                                              ----------
                                                                                                                 360,233
                                                                                                              ----------

    TOTAL COMMON STOCKS (identified cost, $20,499,751)                                                        20,850,068

                                                                                           PRINCIPAL
                                                                                       AMOUNT/SHARES
                                                                                       -------------
    SECURITY LENDING COLLATERAL - 11.3%
    Bank of America Corporation, 1.49%, due 09/28/04                                   $     322,265             322,265
    Bank Of Montreal, 1.37%, due 08/23/04                                                    410,547             410,547
    Bank Of Nova Scotia, 1.32%, due 08/13/04                                                 483,397             483,397
    Caylon Financial, Inc., 1.25%, due 08/05/04                                              515,624             515,624
    Merrill Lynch Premier Institutional Money Market Fund                                     85,229              85,229
    Merrimac Money Market Fund                                                               547,850             547,850
                                                                                                             -----------

    TOTAL SECURITY LENDING COLLATERAL (identified cost,
    $2,364,912)                                                                                                2,364,912

    REPURCHASE AGREEMENT - 0.4%
    Investors Bank & Trust Repurchase Agreement, 1.00%, dated 07/30/04, $71,644 due on 08/02/04 (secured by Federal Government Agency, 4.875%,
     due on 07/25/14, with value of $75,220), at cost                                         71,638              71,638
                                                                                                             -----------

    TOTAL INVESTMENTS (identified cost, $22,936,301)                                                          23,286,618

    Other assets, less liabilities - (11.7%)                                                                  (2,435,465)
                                                                                                             -----------

    NET ASSETS - 100%                                                                                        $20,851,153
                                                                                                             ===========

  REIT    Real Estate Investment Trust
  (*)     Non-income producing security
  (+)     Denotes all or a portion of security on loan

See notes to portfolio of investments.

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JULY 31, 2004

========================================================================================================================

    COMMON STOCKS - 99.7%

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    ADVERTISING - 0.0%
    Lamar Advertising Company (*)                                                                400          $   16,084
                                                                                                              ----------

    AEROSPACE & DEFENSE - 1.9%
    Alliant Techsystems, Inc. (*)(+)                                                             100               6,296
    Boeing Company (The)                                                                       1,200              60,900
    General Dynamics Corporation                                                               1,600             158,112
    Goodrich Corporation                                                                       1,300              42,029
    Honeywell International, Inc.                                                              3,100             116,591
    Lockheed Martin Corporation                                                                1,700              90,083
    Northrop Grumman Corporation (+)                                                           1,100              57,860
    Raytheon Company                                                                           2,700              90,585
    Textron, Inc. (+)                                                                          1,300              79,690
                                                                                                              ----------
                                                                                                                 702,146
                                                                                                              ----------
    AIRLINES - 0.0%
    AMR Corporation (*)(+)                                                                       600               5,058
                                                                                                              ----------

    APPAREL RETAILERS - 0.2%
    American Eagle Outfitters, Inc. (*)                                                          100               3,277
    AnnTaylor Stores Corporation (*)                                                             100               2,684
    Claire's Stores, Inc.                                                                        100               2,305
    Limited Brands, Inc.                                                                       2,600              53,144
    Nordstrom, Inc.                                                                              300              13,170
                                                                                                              ----------
                                                                                                                  74,580
                                                                                                              ----------
    AUTOMOTIVE - 1.0%
    American Axle & Manufacturing Holdings, Inc.                                                 200               6,870
    Autoliv, Inc.                                                                                600              25,254
    BorgWarner, Inc.                                                                             200               9,438
    Dana Corporation                                                                           1,000              19,290
    Ford Motor Company                                                                        13,700             201,664
    Genuine Parts Company                                                                        900              33,957
    Paccar, Inc. (+)                                                                           1,100              65,956
    TRW Automotive Holdings Corporation (*)                                                      100               2,080
                                                                                                              ----------
                                                                                                                 364,509
                                                                                                              ----------
    BANKING - 7.0%
    AmeriCredit Corporation (*)(+)                                                             1,900              36,290
    Astoria Financial Corporation                                                              1,100              37,576
    Capital One Financial Corporation                                                            400              27,728
    Capitol Federal Financial                                                                    100               3,162
    Charter One Financial, Inc.                                                                1,297              57,600
    Citigroup, Inc.                                                                           34,300           1,512,287
    Golden West Financial Corporation                                                            500              53,455
    Greenpoint Financial Corporation                                                             600              24,378
    Independence Community Bank Corporation                                                    1,100              41,074
    MBNA Corporation (+)                                                                       1,900              46,911
    New York Community Bancorp, Inc.                                                           1,610              30,976
    Peoples Bank                                                                                 200               6,302
    Providian Financial Corporation (*)(+)                                                     2,900              40,136
    Sovereign Bancorp, Inc.                                                                    2,500              54,425
    U.S. Bancorp                                                                              10,700             302,810

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    BANKING - CONTINUED
    Washington Federal, Inc.                                                                     420          $   10,521
    Washington Mutual, Inc.                                                                    5,400             209,520
    Webster Financial Corporation                                                                300              14,076
    Westcorp                                                                                   1,200              49,896
                                                                                                              ----------
                                                                                                               2,559,123
                                                                                                              ----------
    BEVERAGES, FOOD & TOBACCO - 4.2%
    Adolph Coors Company Cl. B                                                                   200              13,752
    Altria Group, Inc.                                                                        13,400             637,840
    Archer-Daniels-Midland Company                                                             4,100              63,263
    Brown Forman Corporation                                                                     100               4,651
    Campbell Soup Company                                                                        100               2,559
    Coca-Cola Company (The)                                                                      600              26,316
    Coca-Cola Enterprises, Inc. (+)                                                            1,600              32,640
    ConAgra Foods, Inc.                                                                        3,500              91,000
    Constellation Brands, Inc. Cl. A (*)                                                         500              18,940
    Dean Foods Company (*)                                                                       200               7,396
    Del Monte Foods Company (*)                                                                1,200              12,648
    General Mills, Inc.                                                                        1,200              53,880
    H.J. Heinz Company                                                                         1,100              40,579
    Hershey Foods Corporation                                                                    200               9,688
    Hormel Foods Corporation                                                                     400              11,872
    J.M. Smucker Company (The)                                                                   100               4,181
    Kellogg Company                                                                              600              24,996
    Kraft Foods, Inc. Cl. A (+)                                                                  500              15,275
    Pepsi Bottling Group, Inc. (The) (+)                                                       2,100              58,485
    PepsiAmericas, Inc.                                                                        1,200              22,524
    PepsiCo, Inc. (+)                                                                            100               5,000
    Pilgrim's Pride Corporation                                                                2,200              61,688
    R.J. Reynolds Tobacco Holdings, Inc. (+)                                                     900              64,755
    Safeway, Inc. (*)                                                                          2,900              61,277
    Sara Lee Corporation                                                                       2,600              57,096
    Smithfield Foods, Inc. (*)                                                                   700              19,838
    SuperValu, Inc.                                                                            1,200              34,272
    Tyson Foods, Inc. Cl. A                                                                    2,500              47,650
    UST, Inc.                                                                                  1,000              37,950
                                                                                                              ----------
                                                                                                               1,542,011
                                                                                                              ----------
    BUILDING MATERIALS - 0.8%
    Florida Rock Industries, Inc. (+)                                                            150               6,439
    Hughes Supply, Inc.                                                                          600              36,552
    Lafarge North America, Inc.                                                                  200               8,378
    Louisiana-Pacific Corporation                                                              1,600              37,888
    Martin Marietta Materials, Inc. (+)                                                          300              13,125
    Masco Corporation                                                                          5,100             154,224
    Vulcan Materials Company                                                                     600              28,572
                                                                                                              ----------
                                                                                                                 285,178
                                                                                                              ----------
    CHEMICALS & PLASTICS - 1.9%
    Air Products & Chemicals, Inc.                                                             1,600              82,800
    Cabot Corporation                                                                            500              19,040
    Dow Chemical Company (The)                                                                 3,900             155,571
    E.I. du Pont de Nemours and Company                                                        4,200             180,054
    Eastman Chemical Company (+)                                                                 500              22,340
    Engelhard Corporation                                                                        800              23,520

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    CHEMICALS & PLASTICS - CONTINUED
    International Flavors & Fragrances, Inc.                                                     100          $    3,654
    Lubrizol Corporation                                                                         300              10,389
    Monsanto Company                                                                           1,800              65,268
    PPG Industries, Inc.                                                                       1,300              76,635
    Rohm & Haas Company                                                                        1,100              43,120
    RPM, Inc.                                                                                    800              12,040
    Scotts Company (The) Cl. A (*)                                                               200              12,200
                                                                                                              ----------
                                                                                                                 706,631
                                                                                                              ----------
    COAL - 0.1%
    Consol Energy, Inc.                                                                          200               7,168
    Massey Energy Company (+)                                                                    400              11,060
    Peabody Energy Corporation                                                                   400              22,472
                                                                                                              ----------
                                                                                                                  40,700
                                                                                                              ----------
    COMMERCIAL SERVICES - 1.1%
    Brink's Company (The)                                                                        800              25,880
    Cendant Corporation                                                                        6,100             139,568
    Convergys Corporation (*)                                                                    900              11,916
    Equifax, Inc.                                                                              1,600              38,592
    ICOS Corporation (*)                                                                         100               2,406
    Manpower, Inc. (+)                                                                           300              13,065
    Omnicare, Inc.                                                                               100               2,827
    PerkinElmer, Inc.                                                                          1,300              22,854
    R.R. Donnelley & Sons Company                                                                800              25,392
    Regis Corporation                                                                            100               4,116
    Rent-A-Center, Inc. (*)                                                                      100               2,934
    Republic Services, Inc.                                                                    1,400              40,040
    Ryder System, Inc.                                                                           200               8,580
    Service Corporation International (*)                                                      2,300              14,605
    Servicemaster Company                                                                        900              10,512
    UnitedGlobalCom, Inc. Cl. A (*)(+)                                                           500               3,170
    Viad Corporation                                                                             200               4,782
    Waste Management, Inc.                                                                     1,100              30,954
                                                                                                              ----------
                                                                                                                 402,193
                                                                                                              ----------
    COMMUNICATIONS - 1.0%
    Advanced Fibre Communication, Inc. (*)                                                       300               5,028
    American Tower Corporation Cl. A (*)                                                       1,400              20,244
    Andrew Corporation (*)                                                                       500               5,425
    Citizens Communications Company (*)(+)                                                     1,800              25,920
    Comverse Technology, Inc. (*)                                                                500               8,530
    Corning, Inc. (*)                                                                          1,300              16,068
    Crown Castle International Corporation (*)(+)                                                600               8,472
    Harris Corporation                                                                           800              37,984
    L-3 Communications Holdings, Inc.                                                            300              18,345
    Lucent Technologies, Inc. (*)(+)                                                          43,800             133,590
    PanAmSat Corporation (*)(+)                                                                  100               2,323
    Polycom, Inc. (*)                                                                          1,300              25,064
    Scientific-Atlanta, Inc.                                                                   1,400              43,050
    Tellabs, Inc. (*)(+)                                                                       3,500              31,185
                                                                                                              ----------
                                                                                                                 381,228
                                                                                                              ----------

32

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    COMPUTER INTEGRATED SYSTEMS DESIGN - 0.4%
    3Com Corporation (*)                                                                       2,500          $   12,325
    Cadence Design Systems, Inc. (*)                                                             400               5,388
    Computer Sciences Corporation (*)                                                          2,000              94,500
    Unisys Corporation (*)                                                                     2,100              21,504
                                                                                                              ----------
                                                                                                                 133,717
                                                                                                              ----------
    COMPUTER PROGRAMMING SERVICES - 0.0%
    VeriSign, Inc. (*)(+)                                                                        400               7,004
                                                                                                              ----------
    COMPUTER RELATED SERVICES - 0.2%
    Checkfree Corporation (*)(+)                                                                 200               6,008
    Electronic Data Systems Corporation                                                        3,100              57,288
    Ingram Micro, Inc. Cl. A (*)                                                                 500               7,125
                                                                                                              ----------
                                                                                                                  70,421
                                                                                                              ----------
    COMPUTERS & INFORMATION - 2.5%
    Apple Computer, Inc. (*)                                                                   1,200              38,808
    EMC Corporation (*)                                                                        3,200              35,104
    Hewlett-Packard Company                                                                   18,000             362,700
    International Business Machines Corporation                                                4,900             426,643
    Pitney Bowes, Inc.                                                                           600              25,320
    Storage Technology Corporation (*)                                                           800              19,960
                                                                                                              ----------
                                                                                                                 908,535
                                                                                                              ----------
    CONTAINERS & PACKAGING - 0.3%
    Ball Corporation                                                                             300              21,654
    Bemis Company, Inc.                                                                          700              18,536
    Packaging Corporation of America                                                           1,000              23,360
    Pactiv Corporation (*)                                                                       900              21,222
    Temple-Inland, Inc.                                                                          600              40,950
                                                                                                              ----------
                                                                                                                 125,722
                                                                                                              ----------
    COSMETICS & PERSONAL CARE - 0.5%
    Alberto-Culver Company                                                                       100               4,662
    Colgate-Palmolive Company                                                                    100               5,320
    Gillette Company (The)                                                                       600              23,388
    Kimberly-Clark Corporation                                                                 1,900             121,733
    Procter & Gamble Company                                                                     700              36,505
                                                                                                              ----------
                                                                                                                 191,608
                                                                                                              ----------
    DATA PROCESSING & PREPARATION - 0.3%
    Affiliated Computer Services, Inc. Cl. A (*)                                                 200              10,380
    Automatic Data Processing, Inc.                                                              500              20,990
    Ceridian Corporation (*)(+)                                                                  300               5,400
    Deluxe Corporation                                                                           500              22,025
    NCR Corporation (*)                                                                          900              41,787
                                                                                                              ----------
                                                                                                                 100,582
                                                                                                              ----------
    ELECTRIC UTILITIES - 6.0%
    Allegheny Energy, Inc. (*)(+)                                                              1,400              20,776
    ALLETE, Inc.                                                                                 500              13,860
    Alliant Energy Corporation                                                                 1,900              49,229
    Ameren Corporation (+)                                                                     1,200              53,628
    American Electric Power Company, Inc.                                                      1,800              55,998
    CenterPoint Energy, Inc. (+)                                                               2,400              27,864
    Cinergy Corporation                                                                        1,100              42,075
    Consolidated Edison, Inc.                                                                  1,500              61,455
    Constellation Energy Group, Inc.                                                             700              26,985
    Dominion Resources, Inc.                                                                   1,500              95,190
    DPL, Inc.                                                                                  1,100              21,945

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    ELECTRIC UTILITIES - CONTINUED
    DTE Energy Company                                                                         1,100          $   44,187
    Duke Energy Corporation                                                                    5,900             126,850
    Edison International                                                                       3,000              80,400
    Energy East Corporation                                                                      900              21,924
    Entergy Corporation                                                                        1,400              80,500
    Exelon Corporation                                                                         4,200             146,580
    FirstEnergy Corporation                                                                    2,100              82,110
    FPL Group, Inc.                                                                            1,200              80,796
    Great Plains Energy, Inc.                                                                    417              11,964
    Hawaiian Electric Industries, Inc.                                                           700              17,871
    NiSource, Inc.                                                                             1,700              35,190
    Northeast Utilities                                                                          800              14,960
    NRG Energy, Inc. (*)                                                                         500              13,295
    NSTAR                                                                                        300              14,040
    OGE Energy Corporation                                                                     2,200              54,758
    Pepco Holdings, Inc.                                                                       1,100              19,800
    PG&E Corporation (*)                                                                       1,600              45,664
    Pinnacle West Capital Corporation                                                            600              24,300
    PPL Corporation                                                                            1,100              50,985
    Progress Energy, Inc.                                                                      2,300              96,922
    Public Service Enterprise Group, Inc.                                                      1,500              58,500
    Puget Energy, Inc.                                                                           600              12,960
    Reliant Energy, Inc. (*)                                                                   1,900              18,772
    Scana Corporation                                                                            900              32,958
    Sempra Energy                                                                              2,500              89,375
    Southern Company (The)                                                                     4,800             140,544
    TECO Energy, Inc.                                                                          1,600              20,640
    Texas Genco Holdings, Inc.                                                                   600              27,834
    TXU Corporation (+)                                                                        4,300             170,538
    Westar Energy, Inc.                                                                          500              10,085
    Wisconsin Energy Corporation                                                                 200               6,430
    WPS Resources Corporation                                                                    200               9,178
    Xcel Energy, Inc.                                                                          2,600              44,460
                                                                                                              ----------
                                                                                                               2,174,375
                                                                                                              ----------
    ELECTRICAL EQUIPMENT - 5.6%
    Ametek, Inc.                                                                                 800              24,672
    Energizer Holdings, Inc. (*)                                                                 300              11,430
    General Electric Company                                                                  56,600           1,881,950
    Hubbell, Inc. Cl. B                                                                        1,000              45,200
    Rockwell Automation, Inc.                                                                  1,200              44,892
    Teleflex, Inc.                                                                               200               8,890
                                                                                                              ----------
                                                                                                               2,017,034
                                                                                                              ----------
    ELECTRONICS - 1.2%
    American Power Conversion Corporation                                                        500               7,550
    Arrow Electronics, Inc. (*)                                                                  500              11,830
    Avnet, Inc. (*)(+)                                                                           800              15,536
    AVX Corporation                                                                            3,200              39,904
    Carlisle Companies, Inc.                                                                     200              12,698
    Emerson Electric Company                                                                   2,200             133,540
    General Motors Corporation                                                                 3,000             129,420
    LSI Logic Corporation (*)(+)                                                               1,300               6,617
    Sanmina-SCI Corporation (*)(+)                                                             4,200              30,828
    Vishay Intertechnology, Inc. (*)                                                           2,000              31,000
                                                                                                              ----------
                                                                                                                 418,923
                                                                                                              ----------

34

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    ELECTRONICS/SEMICONDUCTORS - 0.2%
    Advanced Micro Devices, Inc. (*)                                                           1,000          $   12,490
    International Rectifier Corporation (*)                                                      400              15,680
    Micron Technology, Inc. (*)(+)                                                             1,900              25,707
    Novellus Systems, Inc. (*)(+)                                                                200               5,400
                                                                                                              ----------
                                                                                                                  59,277
                                                                                                              ----------
    ENTERTAINMENT & LEISURE - 1.2%
    Blockbuster, Inc. Cl. A (+)                                                                  100               1,327
    Brunswick Corporation (+)                                                                    300              11,709
    Caesars Entertainment, Inc. (*)                                                            3,300              48,609
    Eastman Kodak Company (+)                                                                  2,300              60,927
    Harrah's Entertainment, Inc.                                                                 300              13,947
    Hasbro, Inc.                                                                               1,000              18,170
    Metro-Goldwyn-Mayer, Inc.                                                                    300               3,639
    Regal Entertainment Group Cl. A                                                              200               3,766
    Walt Disney Company (The) (+)                                                             11,200             258,608
                                                                                                              ----------
                                                                                                                 420,702
                                                                                                              ----------
    FINANCIAL SERVICES - 5.7%
    A.G. Edwards, Inc.                                                                           700              22,750
    Allied Capital Corporation (+)                                                               500              12,325
    AMB Property Corporation REIT                                                                600              21,084
    Annaly Mortgage Management, Inc. REIT (+)                                                    900              14,850
    Apartment Investment & Management Company Cl. A REIT                                         100               3,197
    AvalonBay Communities, Inc. REIT                                                             500              29,100
    Bear Stearns Companies, Inc. (The) (+)                                                     1,000              83,420
    Boston Properties, Inc. REIT                                                                 600              31,740
    CIT Group, Inc.                                                                            1,300              45,188
    Countrywide Financial Corporation                                                          1,900             136,990
    Developers Diversified Realty Corporation REIT                                               800              28,704
    Duke Realty Corporation REIT                                                                 700              21,532
    Equity Office Properties Trust REIT                                                        3,300              85,635
    Equity Residential REIT                                                                    2,200              65,010
    Franklin Resources, Inc.                                                                     600              28,950
    Freddie Mac                                                                                4,100             263,671
    Friedman Billings Ramsey Group, Inc. Cl. A                                                   300               4,935
    General Growth Properties, Inc. REIT                                                         300               9,024
    Goldman Sachs Group, Inc. (The)                                                            2,100             185,199
    Host Marriott Corporation REIT (*)                                                         2,600              33,670
    IndyMac Bancorp, Inc. (+)                                                                    200               6,644
    iStar Financial, Inc.                                                                        900              34,200
    Jefferies Group, Inc.                                                                        300               9,402
    Kimco Realty Corporation REIT                                                                800              38,480
    Lehman Brothers Holdings, Inc.                                                             1,800             126,180
    Liberty Property Trust REIT                                                                  400              15,360
    Mack-Cali Realty Corporation REIT                                                            500              20,450
    Merrill Lynch & Company, Inc.                                                              3,400             169,048
    Morgan Stanley                                                                             7,100             350,243
    ProLogis Trust REIT                                                                        1,469              50,005
    Public Storage, Inc.                                                                         200               9,426
    Raymond James Financial, Inc.                                                                800              18,696
    Regency Centers Corporation REIT                                                             100               4,250
    Rouse Company REIT (+)                                                                       300              14,640
    Simon Property Group, Inc. REIT                                                              500              25,805
    SL Green Realty Corporation                                                                  300              14,730
    Trizec Properties, Inc. REIT                                                                 800              12,840

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    FINANCIAL SERVICES - CONTINUED
    United Dominion Realty Trust, Inc. REIT                                                      200          $     3,878
    Vornado Realty Trust REIT                                                                    200              11,618
    WFS Financial, Inc.                                                                          100               4,575
                                                                                                              ----------
                                                                                                               2,067,444
                                                                                                              ----------
    FOOD RETAILERS - 0.3%
    Albertson's, Inc. (+)                                                                      2,400              58,536
    Kroger Company (The) (*)                                                                   3,000              47,400
                                                                                                              ----------
                                                                                                                 105,936
                                                                                                              ----------
    FOREST PRODUCTS & PAPER - 1.4%
    Bowater, Inc.                                                                                200               7,460
    Georgia-Pacific Corporation                                                                2,900              97,440
    International Paper Company                                                                2,000              86,460
    MeadWestvaco Corporation                                                                   1,400              41,804
    Plum Creek Timber Company, Inc.                                                            1,500              47,070
    Rayonier, Inc. REIT                                                                          400              17,592
    Smurfit-Stone Container Corporation                                                        1,700              31,637
    Sonoco Products Company                                                                    1,900              49,229
    Weyerhaeuser Company                                                                       1,800             111,600
                                                                                                              ----------
                                                                                                                 490,292
                                                                                                              ----------
    GAS UTILITIES - 0.1%
    Energen Corporation                                                                          400              18,940
                                                                                                              ----------

    HEALTH CARE PROVIDERS - 0.4%
    Caremark Rx, Inc. (*)(+)                                                                   1,300              39,650
    Community Health Systems, Inc. (*)                                                           100               2,461
    HCA, Inc.                                                                                    500              19,325
    Humana, Inc. (*)                                                                           1,000              18,110
    Laboratory Corporation of America Holdings (*)                                             1,600              62,656
    Wellpoint Health Networks, Inc. (*)                                                          100              10,110
                                                                                                              ----------
                                                                                                                 152,312
                                                                                                              ----------
    HEAVY CONSTRUCTION - 0.2%
    Centex Corporation                                                                           900              38,178
    Lennar Corporation Cl. A                                                                     600              25,608
                                                                                                              ----------
                                                                                                                  63,786
                                                                                                              ----------
    HEAVY MACHINERY - 1.7%
    AGCO Corporation (*)                                                                         500              10,460
    Black & Decker Corporation                                                                   400              27,964
    Cooper Cameron Corporation (*)                                                               300              15,327
    Cummins, Inc. (+)                                                                            600              41,658
    Deere & Company                                                                              900              56,529
    Dover Corporation                                                                            500              19,840
    National-Oilwell, Inc. (*)                                                                   100               3,345
    Pall Corporation                                                                             700              16,219
    Parker-Hannifin Corporation                                                                1,300              74,594
    Stanley Works (The)                                                                          900              38,160
    Timken Company                                                                             1,800              44,712
    United Technologies Corporation                                                            2,500             233,750
    W.W. Grainger, Inc.                                                                          600              31,770
                                                                                                              ----------
                                                                                                                 614,328
                                                                                                              ----------
    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.6%
    D.R. Horton, Inc.                                                                            600              16,578
    Hillenbrand Industries, Inc.                                                                 200              11,358
    KB Home                                                                                      200              12,810

36

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - CONTINUED
    Leggett & Platt, Inc.                                                                        700          $   18,935
    MDC Holdings, Inc.                                                                           600              40,290
    Pulte Homes, Inc.                                                                            400              21,852
    Ryland Group, Inc. (The)                                                                     200              15,484
    Standard-Pacific Corporation (+)                                                             200               9,282
    Steelcase, Inc. Cl. A                                                                      4,100              53,505
    Toll Brothers, Inc. (*)                                                                      200               7,948
    Whirlpool Corporation (+)                                                                    400              24,976
                                                                                                              ----------
                                                                                                                 233,018
                                                                                                              ----------
    HOUSEHOLD PRODUCTS - 0.1%
    Clorox Company (The)                                                                         300              14,931
    Fortune Brands, Inc.                                                                         100               7,218
    Snap-On, Inc.                                                                                300               9,633
    Valspar Corporation (The)                                                                    300              14,700
                                                                                                              ----------
                                                                                                                  46,482
                                                                                                              ----------
    INDUSTRIAL - 0.1%
    SPX Corporation                                                                              600              24,570
                                                                                                              ----------

    INSURANCE - 6.6%
    Aetna, Inc.                                                                                  600              51,480
    AFLAC, Inc.                                                                                  300              11,892
    Allmerica Financial Corporation (*)                                                          300               8,943
    Allstate Corporation (The)                                                                 7,300             343,684
    AMBAC Financial Group, Inc.                                                                  500              35,555
    American Financial Group, Inc.                                                               700              20,783
    American International Group, Inc.                                                         3,000             211,950
    Anthem, Inc. (*)(+)                                                                          512              42,225
    Aon Corporation                                                                            2,000              52,880
    Assurant, Inc.                                                                               400               9,760
    Chubb Corporation                                                                          1,100              75,658
    Cigna Corporation                                                                          1,500              93,015
    Cincinnati Financial Corporation                                                             840              33,499
    CNA Financial Corporation (*)                                                                100               2,638
    Conseco, Inc. (*)(+)                                                                         500               8,990
    Fidelity National Financial, Inc.                                                          1,000              36,250
    First American Corporation                                                                   400              10,744
    Genworth Financial, Inc. Cl. A (*)(+)                                                      1,000              22,740
    Hartford Financial Services Group, Inc. (The) (+)                                          3,200             208,320
    HCC Insurance Holdings, Inc.                                                                 200               6,060
    Health Net, Inc. (*)(+)                                                                      400               9,652
    Jefferson-Pilot Corporation                                                                  800              38,544
    Lincoln National Corporation                                                               1,400              61,180
    Loews Corporation                                                                          1,200              67,956
    MBIA, Inc.                                                                                   850              45,883
    Mercury General Corporation                                                                  200               9,426
    Metlife, Inc.                                                                              2,500              89,175
    MGIC Investment Corporation                                                                  800              56,800
    Nationwide Financial Services, Inc. Cl. A                                                  1,300              46,111
    Odyssey Re Holdings Corporation (+)                                                        2,700              63,045
    Old Republic International Corporation                                                     1,100              25,619
    Pacificare Health Systems Cl. A (*)                                                          600              18,342
    PMI Group, Inc.                                                                              500              20,615
    Progressive Corporation                                                                      700              53,634

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    INSURANCE - CONTINUED
    Protective Life Corporation                                                                1,200          $   43,500
    Prudential Financial, Inc.                                                                 1,700              79,152
    Radian Group, Inc.                                                                           400              18,408
    Safeco Corporation                                                                           800              37,648
    St. Paul Travelers Companies (+)                                                           5,827             216,007
    Stancorp Financial Group, Inc.                                                               200              14,060
    Torchmark Corporation                                                                        600              31,368
    Transatlantic Holdings, Inc.                                                                 125               7,079
    Unitrin, Inc.                                                                                500              20,825
    W.R. Berkley Corporation                                                                     400              16,376
    WellChoice, Inc. (*)                                                                         100               3,660
                                                                                                              ----------
                                                                                                               2,381,131
                                                                                                              ----------
    LODGING - 0.2%
    Hilton Hotels Corporation                                                                    500               8,915
    Marriott International, Inc. Cl. A                                                           200               9,760
    MGM Mirage, Inc. (*)                                                                         500              22,075
    Starwood Hotels & Resorts Worldwide, Inc.                                                  1,100              49,500
                                                                                                              ----------
                                                                                                                  90,250
                                                                                                              ----------
    MANUFACTURING - 0.4%
    Eaton Corporation                                                                          1,600             103,424
    Illinois Tool Works, Inc.                                                                    100               9,052
    ITT Industries, Inc.                                                                         300              23,985
    Pentair, Inc.                                                                                700              21,924
                                                                                                              ----------
                                                                                                                 158,385
                                                                                                              ----------
    MEDIA - BROADCASTING & PUBLISHING - 3.4%
    Belo Corporation Cl. A                                                                       900              21,042
    Citadel Broadcasting Corporation (*)                                                         100               1,409
    Clear Channel Communication, Inc.                                                          1,400              49,980
    Comcast Corporation Cl. A (*)                                                             10,400             284,960
    Cox Communications, Inc. (*)(+)                                                              400              11,032
    Fox Entertainment Group, Inc. Cl. A (*)                                                      900              24,327
    Gannett Company, Inc.                                                                      1,500             124,710
    Harte-Hanks, Inc.                                                                            100               2,416
    Hearst-Argyle Television, Inc.                                                               300               6,789
    IAC/InterActiveCorp (*)(+)                                                                 1,200              32,760
    Knight-Ridder, Inc.                                                                          500              32,895
    Lee Enterprises, Inc.                                                                        300              13,965
    Liberty Media International, Inc. Cl. A (*)                                                  300               9,354
    McClatchy Company (The) Cl. A                                                                100               6,895
    New York Times Company Cl. A (+)                                                             100               4,160
    Radio One, Inc. Cl. D (*)                                                                    300               4,563
    Sirius Satellite Radio, Inc. (*)(+)                                                        7,900              19,987
    Time Warner, Inc. (*)(+)                                                                  27,900             464,535
    Tribune Company                                                                              300              12,735
    Viacom, Inc. Cl. B                                                                         3,696             124,149
                                                                                                              ----------
                                                                                                               1,252,663
                                                                                                              ----------
    MEDICAL SUPPLIES - 0.4%
    Agilent Technologies, Inc. (*)                                                             1,200              28,572
    Applera Corporation - Applied Biosystems Group (+)                                         1,400              28,966
    Bausch & Lomb, Inc.                                                                          200              12,318
    Dade Behring Holdings, Inc. (*)                                                              600              29,814
    Mettler-Toledo International, Inc. (Switzerland) (*)                                         100               4,170

38

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    MEDICAL SUPPLIES - CONTINUED
    Tektronix, Inc.                                                                            1,300          $   39,520
    Thermo Electron Corporation (*)                                                              500              12,860
    Triad Hospitals, Inc. (*)                                                                    200               6,812
                                                                                                              ----------
                                                                                                                 163,032
                                                                                                              ----------
    METALS - 0.6%
    Alcoa, Inc.                                                                                1,100              35,233
    Crane Company                                                                                300               8,346
    Newmont Mining Corporation                                                                   100               4,047
    Nucor Corporation (+)                                                                        300              25,095
    Phelps Dodge Corporation (*)                                                                 700              54,558
    Precision Castparts Corporation                                                              100               5,633
    Southern Peru Copper Corporation                                                             100               3,913
    United States Steel Corporation (+)                                                          700              26,698
    Worthington Industries, Inc. (+)                                                           2,400              49,152
                                                                                                              ----------
                                                                                                                 212,675
                                                                                                              ----------
    NATIONAL COMMERCIAL BANKS - 12.4%
    AmSouth Bancorporation                                                                     2,100              51,513
    Bank of America Corporation                                                               14,198           1,206,972
    Bank of Hawaii Corporation                                                                 1,000              44,930
    Bank of New York Company, Inc. (The)                                                       4,100             117,793
    BB&T Corporation (+)                                                                       3,367             130,404
    BOK Financial Corporation (*)                                                                100               4,103
    City National Corporation                                                                    200              12,900
    Comerica, Inc.                                                                             1,900             111,093
    Commerce Bancshares, Inc.                                                                    415              19,343
    Compass Bancshares, Inc.                                                                   1,000              44,090
    Cullen/Frost Bankers, Inc.                                                                   200               8,604
    First Horizon National Corporation                                                           700              30,345
    FirstMerit Corporation                                                                       300               7,782
    Fulton Financial Corporation                                                                 705              14,460
    Hibernia Corporation Cl. A                                                                 1,700              43,010
    Huntington Bancshares, Inc.                                                                2,500              61,150
    J.P. Morgan Chase & Company                                                               13,744             513,064
    KeyCorp                                                                                    3,600             108,648
    Marshall & Ilsley Corporation                                                              1,900              72,979
    Mellon Financial Corporation                                                               1,900              52,212
    National City Corporation                                                                  4,927             179,835
    National Commerce Financial Corporation                                                    1,200              39,000
    Northern Trust Corporation                                                                   800              32,104
    PNC Financial Services Group, Inc.                                                         3,300             166,980
    Popular, Inc. (Puerto Rico)                                                                  900              20,466
    SouthTrust Corporation                                                                     2,000              77,580
    State Street Corporation                                                                     700              29,967
    SunTrust Banks, Inc. (+)                                                                   2,100             138,495
    TCF Financial Corporation                                                                    400              24,160
    Valley National Bancorp                                                                      530              13,186
    Wachovia Corporation                                                                      11,100             491,841
    Wells Fargo & Company                                                                     10,500             602,805
    Zions Bancorporation                                                                         500              30,250
                                                                                                              ----------
                                                                                                               4,502,064
                                                                                                              ----------
    OFFICE EQUIPMENT/SUPPLIES - 0.1%
    IKON Office Solutions, Inc.                                                                1,800              21,366
                                                                                                              ----------

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    OIL & GAS - 12.5%
    AGL Resources, Inc.                                                                          400          $   11,820
    Amerada Hess Corporation (+)                                                                 900              75,015
    Anadarko Petroleum Corporation (+)                                                         1,600              95,664
    Apache Corporation                                                                         2,100              97,713
    Ashland, Inc.                                                                                800              41,816
    Burlington Resources, Inc.                                                                 2,200              83,974
    Chesapeake Energy Corporation                                                                900              13,815
    ChevronTexaco Corporation                                                                  7,025             671,941
    ConocoPhillips                                                                             4,500             354,465
    Devon Energy Corporation                                                                   1,500             104,235
    Dynegy, Inc. (*)                                                                           8,900              37,380
    EOG Resources, Inc.                                                                          700              44,485
    Equitable Resources, Inc.                                                                    400              20,512
    Exxon Mobil Corporation                                                                   42,900           1,986,270
    Kerr-McGee Corporation                                                                       884              46,410
    KeySpan Corporation                                                                        1,000              35,990
    Kinder Morgan, Inc.                                                                          700              42,007
    Marathon Oil Corporation                                                                   2,200              82,874
    MDU Resources Group, Inc.                                                                    950              23,227
    Murphy Oil Corporation                                                                       100               7,734
    National Fuel Gas Company                                                                    400              10,216
    Newfield Exploration Company (*)                                                             200              11,814
    Noble Energy, Inc.                                                                           300              16,593
    Occidental Petroleum Corporation                                                           5,400             266,058
    ONEOK, Inc.                                                                                  600              12,600
    Pioneer Natural Resources Company (+)                                                        700              25,235
    Pogo Producing Company                                                                       300              13,314
    Premcor, Inc. (*)                                                                            100               3,590
    Pride International, Inc. (*)                                                                500               9,000
    Questar Corporation                                                                          500              20,490
    Sunoco, Inc.                                                                                 600              40,902
    UGI Corporation                                                                              100               3,239
    Unocal Corporation                                                                         1,700              65,892
    Valero Energy Corporation                                                                  1,100              82,412
    Varco International, Inc. (*)                                                                400               9,668
    Vectren Corporation                                                                          500              12,375
    Western Gas Resources, Inc.                                                                  200               6,738
    Williams Companies, Inc. (The) (+)                                                         4,700              57,105
                                                                                                              ----------
                                                                                                               4,544,588
                                                                                                              ----------
    PHARMACEUTICALS - 2.2%
    AmerisourceBergen Corporation                                                                400              21,624
    Bristol-Myers Squibb Company                                                               9,500             217,550
    Hospira, Inc. (*)                                                                            600              15,546
    Invitrogen Corporation (*)                                                                   300              15,744
    King Pharmaceuticals, Inc. (*)                                                             1,600              18,064
    McKesson Corporation (+)                                                                     800              25,736
    Medco Health Solutions, Inc. (*)                                                           1,300              39,390
    Merck & Company, Inc.                                                                      8,200             371,870
    Millennium Pharmaceuticals, Inc. (*)                                                         500               5,560
    Sigma Aldrich Corporation (+)                                                                300              17,232
    Wyeth                                                                                      1,300              46,020
                                                                                                              ----------
                                                                                                                 794,336
                                                                                                              ----------

40

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    PREPACKAGED SOFTWARE - 0.8%
    Activision, Inc. (*)                                                                         100          $    1,465
    BMC Software, Inc. (*)                                                                     1,400              21,952
    Compuware Corporation (*)                                                                  3,400              16,796
    McAfee, Inc. (*)                                                                             100               1,798
    Microsoft Corporation                                                                      7,000             199,220
    Oracle Corporation (*)                                                                     3,500              36,785
    Siebel Systems, Inc. (*)                                                                     600               4,836
    Sungard Data Systems, Inc. (*)                                                               200               4,662
    Sybase, Inc. (*)                                                                             600               8,742
                                                                                                              ----------
                                                                                                                 296,256
                                                                                                              ----------
    REAL ESTATE - 0.7%
    Archstone-Smith Trust REIT                                                                 1,600              47,088
    Arden Realty, Inc.                                                                           500              15,200
    BRE Properties, Inc. REIT                                                                    200               6,930
    Camden Property Trust                                                                        300              13,500
    CBL & Associates Properties, Inc. REIT                                                       100               5,510
    Chelsea Property Group, Inc. REIT                                                            100               6,512
    Federal Realty Investment Trust REIT                                                         400              16,880
    Health Care Property Investors, Inc. REIT                                                    200               4,992
    Hospitality Properties Trust REIT                                                            500              19,940
    HRPT Properties Trust REIT                                                                 1,400              14,098
    Macerich Company (The) REIT                                                                  400              19,160
    New Plan Excel Realty Trust REIT                                                             800              19,000
    Pan Pacific Retail Properties, Inc. REIT                                                     200              10,120
    Reckson Associates Realty Corporation                                                        500              13,855
    Shurgard Storage Centers, Inc. Cl. A REIT                                                    100               3,700
    Thornburg Mortgage, Inc. REIT (+)                                                            900              24,957
    Ventas, Inc. REIT                                                                            300               7,656
                                                                                                              ----------
                                                                                                                 249,098
                                                                                                              ----------
    RESTAURANTS - 0.8%
    Darden Restaurants, Inc.                                                                     700              14,931
    McDonald's Corporation                                                                     9,800             269,500
    Wendy's International, Inc.                                                                  100               3,577
                                                                                                              ----------
                                                                                                                 288,008
                                                                                                              ----------
    RETAILERS - 2.1%
    Barnes & Noble, Inc. (*)                                                                     300              10,314
    BJ's Wholesale Club, Inc. (*)(+)                                                             400               9,324
    Borders Group, Inc.                                                                          500              11,435
    Circuit City Stores, Inc.                                                                  2,700              38,070
    Costco Wholesale Corporation (+)                                                           2,900             117,914
    Dillards, Inc. Cl. A                                                                       2,200              50,138
    Federated Department Stores, Inc. (+)                                                      1,300              62,296
    Home Depot, Inc. (The)                                                                     1,200              40,464
    J.C. Penney Company, Inc. (+)                                                              2,100              84,000
    Kmart Holding Corporation (*)(+)                                                             400              30,972
    May Department Stores Company (The)                                                        1,900              50,407
    Neiman Marcus Group, Inc. (The) Cl. A                                                        100               5,455
    Office Depot, Inc. (*)(+)                                                                  2,000              32,800
    Rite Aid Corporation (*)                                                                     200                 982
    Saks, Inc.                                                                                   800              10,440
    Sears Roebuck and Company (+)                                                              1,400              51,352
    Sherwin-Williams Company (+)                                                                 700              28,266

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    RETAILERS - CONTINUED
    Tech Data Corporation (*)(+)                                                                 900          $   33,714
    Xerox Corporation (*)(+)                                                                   6,500              90,090
                                                                                                              ----------
                                                                                                                 758,433
                                                                                                              ----------
    STATE COMMERCIAL BANKS - 0.9%
    Associated Banc-Corp                                                                         900              27,099
    Banknorth Group, Inc.                                                                      1,000              31,910
    Colonial BancGroup, Inc.                                                                   2,300              44,367
    Fifth Third Bancorp                                                                          200               9,872
    Fremont General Corporation                                                                  200               3,756
    Hudson United Bancorp                                                                        300              10,275
    M&T Bank Corporation                                                                         400              37,292
    Mercantile Bankshares Corporation                                                            400              18,164
    North Fork Bancorporation                                                                    700              27,335
    Regions Financial Corporation                                                              1,371              40,705
    Sky Financial Group, Inc.                                                                    500              11,675
    UnionBanCal Corporation                                                                      400              23,220
    W Holding Company, Inc. (Puerto Rico)                                                        200               3,300
    Whitney Holding Corporation                                                                  400              16,344
    Wilmington Trust Corporation                                                                 400              13,960
                                                                                                              ----------
                                                                                                                 319,274
                                                                                                              ----------
    STEEL - 0.0%
    Harsco Corporation                                                                           200               8,976
                                                                                                              ----------

    TELEPHONE SYSTEMS - 5.8%
    Alltel Corporation                                                                         2,800             145,600
    AT&T Corporation - Ex Distribution (+)                                                     5,140              77,614
    AT&T Wireless Services, Inc. (*)                                                           3,100              44,764
    BellSouth Corporation                                                                     12,000             325,080
    CenturyTel, Inc.                                                                           1,200              37,188
    NTL, Inc. (*)                                                                                400              20,848
    SBC Communications, Inc.                                                                  21,800             552,412
    Sprint Corporation (FON Group)                                                             9,900             184,932
    Verizon Communications, Inc.                                                              18,100             697,574
    West Corporation (*)                                                                         100               2,507
                                                                                                              ----------
                                                                                                               2,088,519
                                                                                                              ----------
    TELEPHONE UTILITIES - 0.1%
    Qwest Communications International, Inc. (*)                                               5,300              20,617
                                                                                                              ----------

    TEXTILES, CLOTHING & FABRICS - 0.4%
    Jones Apparel Group, Inc.                                                                  1,300              48,555
    Liz Claiborne, Inc.                                                                          700              25,333
    Polo Ralph Lauren Corporation                                                                200               6,592
    Reebok International Ltd.                                                                    200               6,812
    VF Corporation                                                                             1,000              50,010
                                                                                                              ----------
                                                                                                                 137,302
                                                                                                              ----------
    TRANSPORTATION - 0.9%
    Burlington Northern Santa Fe Corporation                                                   2,700              95,796
    CNF, Inc.                                                                                  1,400              57,764
    FedEx Corporation (+)                                                                        800              65,504
    Norfolk Southern Corporation                                                               2,800              74,732
    Union Pacific Corporation                                                                    500              28,170
    Yellow Roadway Corporation (*)                                                               500              21,755
                                                                                                              ----------
                                                                                                                 343,721
                                                                                                              ----------

42

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    TRAVEL SERVICES - 0.1%
    Sabre Holdings Corporation                                                                 1,200          $   30,636
                                                                                                              ----------

    TOTAL COMMON STOCKS (identified cost, $34,032,853)                                                        36,185,779



                                                                                           PRINCIPAL
                                                                                       AMOUNT/SHARES
                                                                                       -------------
    SECURITY LENDING COLLATERAL - 10.1%
    Bank of America Corporation, 1.49%, due 09/28/04                                   $     497,693             497,693
    Bank Of Montreal, 1.37%, due 08/23/04                                                    634,032             634,032
    Bank Of Nova Scotia, 1.32%, due 08/13/04                                                 746,539             746,539
    Caylon Financial, Inc., 1.25%, due 08/05/04                                              796,308             796,308
    Merrill Lynch Premier Institutional Money Market Fund                                    131,624             131,624
    Merrimac Money Market Fund                                                               846,078             846,078
                                                                                                             -----------

    TOTAL SECURITY LENDING COLLATERAL (identified cost, $3,652,274)                                            3,652,274


    REPURCHASE AGREEMENT - 0.8%
    Investors Bank & Trust Repurchase Agreement, 1.00%, dated 07/30/04, $299,378 due on 08/02/04 (secured by Federal Government Agency, 3.944%,
     due on 06/01/33, with value of $314,320), at cost                                       299,353             299,353
                                                                                                             -----------

    TOTAL INVESTMENTS (identified cost, $37,984,480)                                                          40,137,406

    Other assets, less liabilities - (10.6%)                                                                  (3,833,734)
                                                                                                             -----------

    NET ASSETS - 100%                                                                                        $36,303,672
                                                                                                             ===========

  REIT  Real Estate Investment Trust
  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan


See notes to portfolio of investments.

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JULY 31, 2004

========================================================================================================================

    COMMON STOCKS - 96.5%

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    ADVERTISING - 0.9%
    Catalina Marketing Corporation (*)(+)                                                     53,200          $1,062,404
                                                                                                              ----------
    APPAREL RETAILERS - 2.6%
    AnnTaylor Stores Corporation (*)                                                          65,100           1,747,284
    Casual Male Retail Group, Inc. (*)(+)                                                    187,700           1,152,478
                                                                                                              ----------
                                                                                                               2,899,762
                                                                                                              ----------
    APPAREL/FOOTWEAR - 0.9%
    Stride Rite Corporation                                                                  100,900           1,049,360
                                                                                                              ----------
    AUTOMOTIVE - 1.0%
    Cooper Tire & Rubber Company                                                              49,700           1,165,465
                                                                                                              ----------
    BANKING - 8.8%
    Bancorp Bank (*)                                                                          94,500           1,676,430
    Citizens South Banking Corporation                                                        71,400             942,480
    Commercial Capital Bancorp, Inc. (*)                                                      66,505           1,461,115
    First National Bankshares of Florida, Inc.                                                53,499             951,747
    Harrington West Financial Group, Inc.                                                     67,100           1,103,124
    New York Community Bancorp, Inc.                                                          65,412           1,258,527
    Sterling Financial Corporation (*)                                                        26,920             851,749
    UCBH Holdings, Inc.                                                                       41,500           1,622,235
                                                                                                              ----------
                                                                                                               9,867,407
                                                                                                              ----------
    BUILDING MATERIALS - 2.5%
    Hughes Supply, Inc.                                                                       45,200           2,753,584
                                                                                                              ----------
    CHEMICALS & PLASTICS - 3.6%
    Georgia Gulf Corporation                                                                  36,200           1,286,910
    Spartech Corporation                                                                     115,500           2,760,450
                                                                                                              ----------
                                                                                                               4,047,360
                                                                                                              ----------
    COAL - 0.8%
    Massey Energy Company (+)                                                                 30,300             837,795
                                                                                                              ----------
    COMMERCIAL SERVICES - 0.9%
    Asset Acceptance Capital Corporation (*)                                                  60,300           1,038,366
                                                                                                              ----------
    COMMUNICATIONS - 1.6%
    Comtech Telecommunications (*)                                                            53,000           1,055,760
    Tollgrade Communications, Inc. (*)                                                        87,800             730,496
                                                                                                              ----------
                                                                                                               1,786,256
                                                                                                              ----------
    COMPUTER & INFORMATION SERVICES - 1.5%
    Covansys Corporation (*)                                                                  99,100             915,684
    Perot Systems Corporation Cl. A (*)                                                       59,700             753,414
                                                                                                              ----------
                                                                                                               1,669,098
                                                                                                              ----------
    CONSUMER PRODUCTS - 1.3%
    Enesco Group, Inc. (*)                                                                   171,300           1,464,615
                                                                                                              ----------
    CONTAINERS & PACKAGING - 1.6%
    Intertape Polymer Group, Inc. (Canada) (*)                                               215,100           1,785,330
                                                                                                              ----------
    CONTROL DEVICES - 1.6%
    Paxar Corporation (*)                                                                     92,800           1,789,184
                                                                                                              ----------

44

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    EDUCATIONAL SERVICES - 2.1%
    ITT Educational Services, Inc. (*)(+)                                                     30,500          $  971,425
    Universal Technical Institute, Inc. (*)                                                   43,700           1,428,990
                                                                                                              ----------
                                                                                                               2,400,415
                                                                                                              ----------
    ELECTRIC UTILITIES - 0.6%
    WPS Resources Corporation (+)                                                             14,800             679,172
                                                                                                              ----------
    ELECTRICAL EQUIPMENT - 2.1%
    A.O. Smith Corporation                                                                    43,300           1,243,576
    C&D Technologies, Inc.                                                                    71,800           1,127,260
                                                                                                              ----------
                                                                                                               2,370,836
                                                                                                              ----------
    ELECTRONIC MANUFACTURING SERVICES - 1.1%
    Benchmark Electronics, Inc. (*)                                                           44,950           1,284,671
                                                                                                              ----------
    ELECTRONICS - 2.1%
    FEI Company (*)(+)                                                                        48,800             981,368
    Technitrol, Inc. (*)                                                                      75,100           1,389,350
                                                                                                              ----------
                                                                                                               2,370,718
                                                                                                              ----------
    FILTRATION PRODUCTS - 2.3%
    Cuno, Inc. (*)                                                                            49,600           2,611,936
                                                                                                              ----------
    FINANCIAL SERVICES - 3.8%
    Cash America International, Inc.                                                          97,152           2,181,062
    Greenhill & Company, Inc. (*)(+)                                                          40,700             832,315
    Sanders Morris Harris Group, Inc.                                                         97,100           1,214,721
                                                                                                              ----------
                                                                                                               4,228,098
                                                                                                              ----------
    GAS UTILITIES - 2.0%
    Energen Corporation                                                                       47,900           2,268,065
                                                                                                              ----------
    HOUSEHOLD FURNISHINGS - 1.3%
    Bassett Furniture Industries, Inc.                                                        73,455           1,402,990
                                                                                                              ----------
    INSURANCE - 6.1%
    Bristol West Holdings, Inc.                                                               66,100           1,153,445
    Delphi Financial Group, Inc. Cl. A                                                        48,750           1,976,812
    ProAssurance Corporation (*)(+)                                                           36,300           1,150,347
    Scottish Re Group Ltd.(+)                                                                 28,700             585,480
    United Fire & Casualty Company                                                            13,900             855,545
    USI Holdings Corporation (*)(+)                                                           40,500             567,000
    White Mountains Insurance Group Ltd.                                                       1,000             505,500
                                                                                                              ----------
                                                                                                               6,794,129
                                                                                                              ----------
    JEWELRY, WATCHES & GEMS - 2.4%
    Movado Group, Inc.                                                                       176,000           2,641,760
                                                                                                              ----------
    MEDIA - BROADCASTING & PUBLISHING - 0.9%
    RH Donnelley Corporation (*)                                                              21,600             980,208
                                                                                                              ----------
    MEDICAL SUPPLIES & SERVICES - 4.4%
    Inverness Medical Innovations, Inc. (*)(+)                                                74,000           1,254,300
    PolyMedica Corporation                                                                    58,772           1,790,195
    PSS World Medical, Inc. (*)                                                              188,875           1,849,086
                                                                                                              ----------
                                                                                                               4,893,581
                                                                                                              ----------

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    MULTI-INDUSTRY - 3.8%
    Carlisle Companies, Inc.                                                                  51,100          $3,244,339
    Cubic Corporation                                                                         50,500           1,022,625
                                                                                                              ----------
                                                                                                               4,266,964
                                                                                                              ----------
    NATIONAL COMMERCIAL BANKS - 1.9%
    F.N.B. Corporation                                                                        29,241             588,621
    Sun Bancorp, Inc. (*)                                                                     72,135           1,576,150
                                                                                                              ----------
                                                                                                               2,164,771
                                                                                                              ----------
    PHARMACEUTICALS - 1.0%
    Par Pharmaceutical Companies, Inc. (*)                                                    30,600           1,151,784
                                                                                                              ----------
    REAL ESTATE DEVELOPMENT - 1.0%
    WCI Communities, Inc. (*)                                                                 54,100           1,164,773
                                                                                                              ----------
    REAL ESTATE INVESTMENT TRUSTS - 2.8%
    Highland Hospitality Corporation                                                         121,800           1,265,502
    SL Green Realty Corporation                                                               37,900           1,860,890
                                                                                                              ----------
                                                                                                               3,126,392
                                                                                                              ----------
    RETAILERS - 2.5%
    BJ's Wholesale Club, Inc. (*)(+)                                                          68,000           1,585,080
    Linens 'n Things, Inc. (*)(+)                                                             44,900           1,195,238
                                                                                                              ----------
                                                                                                               2,780,318
                                                                                                              ----------
    SOFTWARE - 2.9%
    MSC.Software Corporation (*)(+)                                                          117,500             865,975
    Stellent, Inc. (*)                                                                       115,600             804,576
    Tyler Technologies, Inc. (*)                                                             170,700           1,570,440
                                                                                                              ----------
                                                                                                               3,240,991
                                                                                                              ----------
    STATE COMMERCIAL BANKS - 7.9%
    Center Financial Corporation                                                              51,300             776,682
    Dearborn Bancorp, Inc. (*)(+)                                                             44,800           1,171,520
    Main Streets Banks, Inc.                                                                  32,115             878,988
    Pacific Capital Bancorp                                                                   39,066           1,082,910
    PrivateBancorp, Inc. (+)                                                                  38,400           1,075,200
    Rurban Financial Corporation (*)                                                          32,000             391,360
    Santander Bancorp (Puerto Rico)                                                           68,860           1,583,780
    Virginia Commerce Bancorp (*)                                                             23,500             569,875
    W Holding Company, Inc. (Puerto Rico)                                                     79,400           1,310,100
                                                                                                              ----------
                                                                                                               8,840,415
                                                                                                              ----------
    STEEL - 3.0%
    Harsco Corporation                                                                        52,300           2,347,224
    International Steel Group, Inc. (*)(+)                                                    30,700           1,004,811
                                                                                                              ----------
                                                                                                               3,352,035
                                                                                                              ----------
    TELEPHONE SYSTEMS - 0.6%
    Boston Communications Group (*)(+)                                                        78,500             677,455
                                                                                                              ----------
    TEXTILES, CLOTHING & FABRICS - 5.0%
    Interface, Inc. Cl. A (*)                                                                283,327           2,357,281
    Kellwood Company                                                                          24,400             979,660
    Mohawk Industries, Inc. (*)                                                               30,100           2,213,554
                                                                                                              ----------
                                                                                                               5,550,495
                                                                                                              ----------

46

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------          ----------
    TRANSPORTATION - 3.2%
    Marten Transport Ltd. (*)                                                                 69,350          $1,362,728
    Wabtec Corporation                                                                       122,800           2,234,960
                                                                                                              ----------
                                                                                                               3,597,688
                                                                                                              ----------

    TOTAL COMMON STOCKS (identified cost, $92,039,938)                                                       108,056,646




                                                                                           PRINCIPAL
                                                                                       AMOUNT/SHARES
                                                                                       -------------
    SECURITY LENDING COLLATERAL - 14.3%
    Bank of America Corporation, 1.49%, due 09/28/04                                   $   2,178,780           2,178,780
    Bank Of Montreal, 1.37%, due 08/23/04                                                  2,775,639           2,775,639
    Bank Of Nova Scotia, 1.32%, due 08/13/04                                               3,268,170           3,268,170
    Caylon Financial, Inc., 1.25%, due 08/05/04                                            3,486,048           3,486,048
    Merrill Lynch Premier Institutional Money Market Fund                                    576,218             576,218
    Merrimac Money Market Fund                                                             3,703,925           3,703,925
                                                                                                            ------------


    TOTAL SECURITY LENDING COLLATERAL (identified cost,
    $15,988,780)                                                                                              15,988,780


    REPURCHASE AGREEMENT - 3.7%
    Investors Bank & Trust Repurchase Agreement, 1.00%, dated 07/30/04,
     $4,160,233 due on 08/02/04 (secured by Federal Government Agency,
     4.125%, due on 12/25/28, with value of $4,367,881), at cost                           4,159,886           4,159,886
                                                                                                            ------------

   TOTAL INVESTMENTS (identified cost, $112,188,604)                                                         128,205,312

   Other assets, less liabilities - (14.5%)                                                                  (16,207,436)
                                                                                                            ------------

   NET ASSETS - 100%                                                                                        $111,997,876
                                                                                                            ============

  (*)  Non-income producing security
  (+)  Denotes all or a portion of security on loan

See notes to portfolio of investments.

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JULY 31, 2004

========================================================================================================================
    COMMON STOCKS - 95.2%

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------         -----------
    BANKING - 2.6%
    Webster Financial Corporation                                                            246,794         $11,579,574
                                                                                                             -----------
    BUILDING MATERIALS - 1.5%
    Trex Company, Inc. (*)(+)                                                                154,200           6,877,320
                                                                                                             -----------
    CHEMICALS & PLASTICS - 2.2%
    MacDermid, Inc.                                                                          158,400           4,634,784
    Spartech Corporation                                                                     232,900           5,566,310
                                                                                                             -----------
                                                                                                              10,201,094
                                                                                                             -----------
    COMMERCIAL SERVICES - 3.5%
    Advo, Inc.                                                                               289,250           8,963,857
    G&K Services, Inc. Cl. A                                                                 183,400           7,064,568
                                                                                                             -----------
                                                                                                              16,028,425
                                                                                                             -----------
    COMPUTER INTEGRATED SYSTEMS DESIGN - 3.0%
    Ansoft Corporation (*)                                                                   452,600           6,245,880
    Cognex Corporation                                                                       247,900           7,456,832
                                                                                                             -----------
                                                                                                              13,702,712
                                                                                                             -----------
    COSMETICS & PERSONAL CARE - 0.7%
    Revlon, Inc. Cl. A (*)                                                                 1,426,800           3,281,640
                                                                                                             -----------
    DATA PROCESSING & PREPARATION - 2.2%
    Arbitron, Inc. (*)                                                                       287,400           9,895,182
                                                                                                             -----------
    ELECTRICAL EQUIPMENT - 3.3%
    Baldor Electric Company                                                                  269,600           6,168,448
    LSI Industries, Inc.                                                                     832,687           8,651,618
    Regal-Beloit Corporation                                                                  18,500             388,500
                                                                                                             -----------
                                                                                                              15,208,566
                                                                                                             -----------
    ELECTRONICS - 5.6%
    AZZ, Inc. (*)                                                                            272,000           4,289,440
    Carlisle Companies, Inc.                                                                 136,100           8,640,989
    EDO Corporation                                                                          338,600           8,018,048
    Technitrol, Inc. (*)                                                                     244,100           4,515,850
                                                                                                             -----------
                                                                                                              25,464,327
                                                                                                             -----------
    ELECTRONICS/SEMICONDUCTORS - 4.3%
    Actel Corporation (*)                                                                    430,900           6,472,118
    Micrel, Inc. (*)                                                                         665,300           6,832,631
    Mykrolis Corporation (*)                                                                 620,200           6,202,000
                                                                                                             -----------
                                                                                                              19,506,749
                                                                                                             -----------
    ENVIRONMENTAL - 1.4%
    Mine Safety Appliances Company                                                           172,000           6,389,800
                                                                                                             -----------
    FINANCIAL SERVICES - 6.0%
    Eaton Vance Corporation                                                                  325,100          12,334,294
    eSpeed, Inc. Cl. A (*)                                                                   359,900           3,876,123
    Jefferies Group, Inc. (+)                                                                230,200           7,214,468
    Piper Jaffray Companies (*)                                                               94,700           3,859,025
                                                                                                             -----------
                                                                                                              27,283,910
                                                                                                             -----------
    HEALTH CARE PROVIDERS - 1.0%
    CorVel Corporation (*)                                                                   185,200           4,744,824
                                                                                                             -----------

48

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------         -----------
    HEAVY MACHINERY - 9.7%
    Actuant Corporation Cl. A (*)(+)                                                         173,600         $ 6,329,456
    Hardinge, Inc.                                                                           254,500           3,155,800
    IDEX Corporation                                                                         301,050           9,660,694
    Kaydon Corporation                                                                       394,900          11,503,437
    Knight Transportation, Inc. (*)                                                          332,400           6,584,844
    Modine Manufacturing Company                                                             222,300           6,593,418
                                                                                                             -----------
                                                                                                              43,827,649
                                                                                                             -----------
    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.9%
    Fossil, Inc. (*)                                                                         347,250           8,399,978
                                                                                                             -----------
    INSURANCE - 0.6%
    Philadelphia Consolidated Holding Corporation (*)                                         48,197           2,634,930
                                                                                                             -----------
    MEDIA - BROADCASTING & PUBLISHING - 5.0%
    Gray Television, Inc.                                                                    554,600           6,610,832
    Lin TV Corporation Cl. A (*)                                                             345,700           6,274,455
    Saga Communications, Inc. (*)                                                            544,568           9,693,310
                                                                                                             -----------
                                                                                                              22,578,597
                                                                                                             -----------
    MEDICAL SUPPLIES - 9.5%
    Coherent, Inc. (*)                                                                       424,200          11,162,823
    Dionex Corporation (*)                                                                   158,900           7,498,491
    II-VI, Inc. (*)                                                                          409,730          12,140,300
    Roper Industries, Inc.                                                                   216,400          12,118,400
                                                                                                             -----------
                                                                                                              42,920,014
                                                                                                             -----------
    METALS - 1.6%
    Global Power Equipment Group, Inc. (*)                                                 1,013,900           7,107,439
                                                                                                             -----------
    NATIONAL COMMERCIAL BANKS - 2.6%
    Alabama National Bancorp                                                                  11,500             658,145
    Sterling Bancorp                                                                         420,782          11,344,283
                                                                                                             -----------
                                                                                                              12,002,428
                                                                                                             -----------
    OIL & GAS - 12.0%
    Headwaters, Inc. (*)                                                                     186,300           5,167,962
    Rowan Companies, Inc. (*)(+)                                                             366,200           8,942,604
    RPC, Inc.                                                                                434,800           6,708,964
    St. Mary Land & Exploration Company (+)                                                  234,100           8,031,971
    Tidewater, Inc.                                                                          216,900           6,582,915
    Unit Corporation (*)                                                                     341,600          11,016,600
    W-H Energy Services, Inc. (*)                                                            404,000           8,120,400
                                                                                                             -----------
                                                                                                              54,571,416
                                                                                                             -----------
    PHARMACEUTICALS - 2.8%
    K-V Pharmaceutical Company Cl. A (*)(+)                                                  221,550           3,857,186
    Taro Pharmaceutical Industries Ltd. (Israel) (*)(+)                                      160,300           3,579,499
    Valeant Pharmaceuticals International                                                    295,200           5,168,952
                                                                                                             -----------
                                                                                                              12,605,637
                                                                                                             -----------
    PREPACKAGED SOFTWARE - 1.0%
    Dendrite International, Inc. (*)                                                         296,205           4,416,417
                                                                                                             -----------
    RESTAURANTS - 1.2%
    RARE Hospitality International, Inc. (*)                                                 197,700           5,577,117
                                                                                                             -----------

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

========================================================================================================================

                ISSUER                                                                        SHARES            VALUE
                ------                                                                        ------         -----------
    RETAILERS - 1.7%
    Coldwater Creek, Inc. (*)                                                                406,800         $ 7,655,976
                                                                                                             -----------

    STATE COMMERCIAL BANKS - 4.8%
    Boston Private Financial Holdings, Inc.                                                  209,300           4,857,853
    Financial Institutions, Inc.                                                              74,000           1,720,500
    First Republic Bank                                                                      228,550           9,896,215
    Hanmi Financial Corporation                                                              187,200           5,428,800
                                                                                                             -----------
                                                                                                              21,903,368
                                                                                                             -----------
    TRANSPORTATION - 3.5%
    C.H. Robinson Worldwide, Inc.                                                            143,300           6,266,509
    Landstar System, Inc. (*)                                                                196,600           9,792,646
                                                                                                             -----------
                                                                                                              16,059,155
                                                                                                             -----------

    TOTAL COMMON STOCKS (identified cost, $395,450,182)                                                      432,424,244



                                                                                           PRINCIPAL
                                                                                       AMOUNT/SHARES
                                                                                       -------------
    SECURITY LENDING COLLATERAL - 4.1%
    Bank of America Corporation, 1.49%, due 09/28/04                                   $   2,523,124           2,523,124
    Bank Of Montreal, 1.37%, due 08/23/04                                                  3,214,315           3,214,315
    Bank Of Nova Scotia, 1.32%, due 08/13/04                                               3,784,687           3,784,687
    Caylon Financial, Inc., 1.25%, due 08/05/04                                            4,036,999           4,036,999
    Merrill Lynch Premier Institutional Money Market Fund                                    667,286             667,286
    Merrimac Money Market Fund                                                             4,289,311           4,289,311
                                                                                                            ------------


    TOTAL SECURITY LENDING COLLATERAL (identified cost,
    $18,515,722)                                                                                              18,515,722


    REPURCHASE AGREEMENT - 4.2%
    Investors Bank & Trust Repurchase Agreement, 1.00%, dated 07/30/04,
     $18,941,257 due on 08/02/04 (secured by Federal Government Agency,
     4.501%, due on 01/01/34, with value of $19,886,663), at cost                         18,939,679          18,939,679
                                                                                                            ------------

    TOTAL INVESTMENTS (identified cost, $432,905,583)                                                        469,879,645

    Other assets, less liabilities - (3.5%)                                                                  (15,737,164)
                                                                                                            ------------

    NET ASSETS - 100%                                                                                       $454,142,481
                                                                                                            ============


    (*)  Non-income producing security
    (+)  Denotes all or a portion of security on loan

See notes to portfolio of investments.

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JULY 31, 2004

=========================================================================================================================

                      BONDS - 95.0%

     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      RESIDENTIAL MORTGAGE BACKED - 33.4%
         Aaa          ABN AMRO Mortgage Corporation 2003-12 1A, 5.00%, 2033                $ 117,818          $   115,994
         Aaa          Chase Mortgage Finance Company 2003-S11 1A-1, 5.00%, 2033              166,279              160,082
         Aaa          Countrywide Home Loans, Inc. 2003-42 1A1, 3.829%, 2033                  68,285               68,211
         Aaa          Countrywide Home Loans, Inc. 2004-2 1A1, 4.445%, 2034                   64,185               64,474
         Aaa          CS First Boston Mortgage Securities Corporation 2003-7
                       1A24, 4.50%, 2033                                                     100,000              100,251
         AAA          Federal Home Loan Mortgage Corporation, 4.50%, 2018                    370,382              364,494
         AAA          Federal Home Loan Mortgage Corporation, 5.50%, 2031                     58,714               59,127
         AAA          Federal Home Loan Mortgage Corporation, 6.00%, 2018                     21,687               22,688
         AAA          Federal Home Loan Mortgage Corporation, 6.625%, 2009                   195,000              217,165
         AAA          Federal Home Loan Mortgage Corporation, 7.50%, 2023                     15,453               16,740
         AAA          Federal National Mortgage Association, 4.50%, 2018                     183,242              180,443
         AAA          Federal National Mortgage Association, 5.00%, 2018                     163,821              165,574
         AAA          Federal National Mortgage Association, 5.00%, 2033                     167,624              163,780
         AAA          Federal National Mortgage Association, 5.00%, 2033                     115,805              113,149
         AAA          Federal National Mortgage Association, 5.00%, 2033                     112,937              110,347
         AAA          Federal National Mortgage Association, 5.00%, 2033                     177,605              173,533
         AAA          Federal National Mortgage Association, 5.50%, 2011                     235,000              248,117
         AAA          Federal National Mortgage Association, 5.50%, 2017                      48,200               49,674
         AAA          Federal National Mortgage Association, 5.50%, 2017                      14,715               15,165
         AAA          Federal National Mortgage Association, 5.50%, 2017                     263,096              270,815
         AAA          Federal National Mortgage Association, 5.50%, 2018                     120,586              124,123
         AAA          Federal National Mortgage Association, 6.00%, 2011                      80,182               84,110
         AAA          Federal National Mortgage Association, 7.00%, 2029                         818                  867
         AAA          Federal National Mortgage Association, 7.00%, 2030                      36,975               39,187
         AAA          Federal National Mortgage Association, 7.50%, 2029                      63,769               68,482
         Aaa          GMAC Mortgage Corporation Loan Trust 2001-J5 A7, 6.75%, 2031            45,259               45,259
         AAA          Government National Mortgage Association, 5.00%, 2033                  150,353              147,646
         AAA          Government National Mortgage Association, 5.00%, 2033                   88,419               86,827
         AAA          Government National Mortgage Association, 5.00%, 2034                  994,811              975,653
         AAA          Government National Mortgage Association, 6.00%, 2011                   83,722               88,451
         AAA          Government National Mortgage Association, 6.00%, 2029                   89,815               92,881
         AAA          Government National Mortgage Association, 6.50%, 2031                   33,209               34,901
         AAA          Government National Mortgage Association, 6.50%, 2031                   47,553               49,975
         AAA          Government National Mortgage Association, 6.50%, 2031                   14,268               14,981
         AAA          Government National Mortgage Association, 6.50%, 2031                   29,370               30,839
         AAA          Government National Mortgage Association, 7.00%, 2024                   12,662               13,572
         AAA          Government National Mortgage Association, 7.00%, 2029                  121,220              129,327
         AAA          Government National Mortgage Association, 7.00%, 2032                   23,762               25,292
         AAA          Government National Mortgage Association, 7.00%, 2032                   13,793               14,681
         AAA          Government National Mortgage Association, 7.50%, 2011                   96,619              103,616
         AAA          Government National Mortgage Association, 7.50%, 2011                   34,995               37,529
         AAA          Government National Mortgage Association, 7.50%, 2023                   33,878               36,771
         AAA          Government National Mortgage Association, 8.00%, 2009                   38,173               40,390
         AAA          Government National Mortgage Association, 8.00%, 2026                    4,079                4,499
         AAA          Government National Mortgage Association, 8.00%, 2026                   20,184               22,259
         AAA          Government National Mortgage Association, 8.50%, 2030                   21,248               23,238
         Aaa          GSR Mortgage Loan Trust 2002-8F 3AA1, 6.50%, 2032                        9,466                9,475
         AAA          GSR Mortgage Loan Trust 2004-9 2A1, 4.719%, 2034                       100,000              101,043
         AAA          IndyMac Bancorp, Inc. Mortgage Loan Trust 2004-AR4 1A,
                      4.823%, 2034                                                           148,707              150,287
         AAA          MASTR Asset Securitization Trust 2003-12 6A1, 5.00%, 2033              188,751              181,731

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

=========================================================================================================================

     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      RESIDENTIAL MORTGAGE BACKED - CONTINUED
         Aaa          Merrill Lynch Mortgage Investors, Inc. 2003-A4 IA, 4.317%,
                       2033                                                                  $66,618          $    66,974
         AAA          Merrill Lynch Mortgage Investors, Inc. 2004-A1 IA, 4.216%,
                       2034                                                                   41,251               41,440
         AAA          Structured Adjustable Rate Mortgage Loan Trust 2004-2 2A,
                      5.095%, 2034                                                           180,263              182,903
         Aaa          Structured Asset Securities Corporation 2002-11A 2A1,
                       5.60%, 2032                                                            58,829               59,859
         AAA          Structured Asset Securities Corporation 2003-30 1A1, 5.50%,
                       2033                                                                  131,027              129,865
         AAA          Vendee Mortgage Trust 1992-1 2Z, 7.75%, 2022                            60,553               63,975
         AAA          Washington Mutual MSC Mortgage Pass-Through CTFS 2004-RA1
                       2A, 7.00%, 2034                                                       113,479              117,431
         AAA          Washington Mutual, Inc. 2003-S11 A1, 5.00%, 2033                       192,983              185,791
         Aaa          Washington Mutual, Inc. 2004-AR2 A, 2.574%, 2044                       144,936              145,289
                                                                                                              -----------
                                                                                                                6,451,242
                                                                                                              -----------
                      INDUSTRIAL - 27.2%
         Baa2         Albertson's, Inc., 7.50%, 2011                                         100,000              113,250
          A1          Anheuser-Busch Companies, Inc., 5.05%, 2016                             50,000               48,752
          A1          Anheuser-Busch Companies, Inc., 6.50%, 2043                             55,000               58,420
         Baa3         Aramark Services, Inc., 7.00%, 2007                                     20,000               21,622
         Baa3         Aramark Services, Inc., 8.15%, 2005                                     40,000               41,478
          A3          Avery-Dennison Corporation MTN, 6.76%, 2005                            125,000              128,692
         Baa2         Blyth, Inc., 7.90%, 2009                                                85,000               95,194
         Baa1         Boston Scientific Corporation, 5.45%, 2014                             100,000              100,678
         Aa1          BP Capital Markets PLC, 2.75%, 2006                                    325,000              322,001
         Baa1         Cabot Corporation 144A, 5.25%, 2013                                     30,000               29,465
         Baa3         Clear Channel Communications, Inc., 4.25%, 2009                         55,000               53,785
         Baa3         Comcast Cable Communications, Inc., 6.375%, 2006                       130,000              135,989
          A3          DaimlerChrysler NA Holding Corporation, 4.05%, 2008                    170,000              168,447
          A3          DaimlerChrysler NA Holding Corporation, 6.90%, 2004                    100,000              100,340
          A2          Ecolab, Inc., 6.875%, 2011                                             120,000              133,102
         Baa3         Electronic Data Systems Corporation Series B, 6.00%, 2013               15,000               14,461
         Baa1         Equifax, Inc., 4.95%, 2007                                              50,000               51,822
          A2          First Brands Corporation Series B, 7.25%, 2007                         125,000              137,120
         Baa2         First Industrial, LP, 7.60%, 2007                                       45,000               49,434
         Baa2         Fiserv, Inc., 4.00%, 2008                                               30,000               29,972
         Baa1         Ford Motor Company, 6.375%, 2029                                        70,000               59,241
         Baa1         Ford Motor Company, 6.625%, 2028                                        35,000               30,665
          A3          Ford Motor Credit Company, 5.625%, 2008 (+)                             20,000               20,355
          A3          Ford Motor Credit Company, 7.375%, 2009                                200,000              214,578
         Baa1         Foster's Finance Corporation 144A, 6.875%, 2011                         55,000               60,875
         Baa2         Fred Meyer, Inc., 7.45%, 2008                                          140,000              155,615
         Baa2         General Mills, Inc., 2.625%, 2006                                      225,000              220,869
          A3          General Motors Acceptance Corporation, 7.75%, 2010                     125,000              136,316
         Baa1         General Motors Corporation, 8.375%, 2033                                40,000               41,818
          A1          Hershey Foods Corporation, 7.20%, 2027                                 110,000              126,965
         Baa3         Humana, Inc., 7.25%, 2006                                              100,000              107,071
         Baa1         Kimco Realty Corporation, 7.86%, 2007                                  160,000              180,935
         Baa1         Kinder Morgan Energy Partners, LP, 7.125%, 2012                         65,000               71,770
         Baa3         Liberty Media Corporation, 3.50%, 2006                                 210,000              209,213
         Baa2         Marriott International, Inc. Series E, 7.00%, 2008                     105,000              114,414
         Baa1         Masco Corporation, 6.75%, 2006                                         130,000              137,679
         Baa2         May Department Stores Company (The) 144A, 3.95%, 2007                   20,000               20,000
         Baa2         Mohawk Industries, Inc. Series D, 7.20%, 2012                           45,000               50,335
         Baa2         Newell Rubbermaid, Inc., 4.00%, 2010                                    25,000               23,905
          A3          Piedmont Natural Gas Company Series E, 6.00%, 2033                      55,000               54,266
         Baa3         Precision Castparts Corporation, 5.60%, 2013                            85,000               83,598

52

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

=========================================================================================================================

     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      INDUSTRIAL - CONTINUED
         Aa3          Procter & Gamble Company, 5.50%, 2034                                  $45,000          $    43,165
         Baa2         Republic Services, Inc., 6.75%, 2011                                    85,000               93,786
         Baa1         Ryder System, Inc., 6.60%, 2005                                         65,000               67,822
         Baa2         Simon Property Group LP, 6.875%, 2006                                   50,000               53,029
          A1          Sony Capital Corporation 144A, 4.95%, 2006                              65,000               67,408
         Baa3         SuperValu, Inc., 7.50%, 2012                                            60,000               67,763
         Baa3         Tele-Communications, Inc., 9.80%, 2012                                 170,000              215,069
         Baa3         Toro Company, 7.80%, 2027                                               50,000               54,281
          A3          Tosco Corporation, 7.25%, 2007                                         150,000              162,935
         Aaa          Toyota Motor Credit Corporation, 4.35%, 2010                           200,000              198,806
         Ba2          Tyco International Group SA, 6.375%, 2006                              160,000              167,951
         Baa3         USA Interactive, 7.00%, 2013                                            65,000               70,691
         Baa2         Weyerhaeuser Company, 5.50%, 2005                                       48,000               48,914
                                                                                                              -----------
                                                                                                                5,266,127
                                                                                                              -----------
                      FINANCIAL SERVICES - 7.7%
          A1          American General Finance Corporation, MTN, 5.875%, 2006                 55,000               57,756
          A1          American Honda Finance Corporation 144A, 3.85%, 2008                    45,000               44,562
          A2          CIT Group, Inc., 4.125%, 2006                                           45,000               45,809
          A2          CIT Group, Inc., 7.375%, 2007                                           60,000               65,683
         Baa1         ERAC USA Finance Company 144A, 6.70%, 2034                              60,000               60,875
          A2          Franklin Resources, Inc., 3.70%, 2008                                   55,000               54,510
         Aa2          GlaxoSmithKline Capital, Inc., 5.375%, 2034                             70,000               64,596
         Baa3         Glencore Funding LLC 144A, 6.00%, 2014                                  50,000               46,985
         Aa3          Goldman Sachs Group, Inc., 5.15%, 2014                                  50,000               48,753
         Aa3          Goldman Sachs Group, Inc. MTN Series B, 2.85%, 2006                    100,000               99,164
          A1          Household Finance Corporation, 4.125%, 2008                             50,000               49,678
         Baa2         Jefferies Group, Inc., 7.50%, 2007                                      50,000               55,463
          A3          John Deere Capital Corporation, 5.125%, 2006                            50,000               51,967
          A1          JP Morgan Chase & Company, 3.125%, 2006                                100,000              100,052
         Aa3          Merrill Lynch & Company, Inc. MTN Series B, 2.94%, 2006                220,000              221,395
          A1          National Rural Utilities Cooperative Finance Corporation,
                      4.375%, 2010                                                            50,000               49,516
          A2          National Rural Utilities Cooperative Finance Corporation
                       MTN Series C, 8.00%, 2032                                              25,000               31,201
         Baa3         Nisource Finance Corporation, 3.20%, 2006                               30,000               29,768
          A2          SLM Corporation, 5.00%, 2013                                            80,000               77,959
          A2          SLM Corporation, 5.625%, 2033                                           40,000               36,621
          A3          Textron Financial Corporation MTN Series E, 2.69%, 2006                 95,000               93,832
          A3          Washington Mutual, Inc., 2.40%, 2005                                   100,000               99,345
                                                                                                              -----------
                                                                                                                1,485,490
                                                                                                              -----------
                      U.S. GOVERNMENT - 7.5%
         AAA          U.S. Treasury Bond, 6.125%, 2029                                       775,000              864,367
         AAA          U.S. Treasury Inflation Indexed Bond, 3.875%, 2009                      97,973              109,530
         AAA          U.S. Treasury Note, 3.875%, 2013 (+)                                   495,000              478,371
                                                                                                              -----------
                                                                                                                1,452,268
                                                                                                              -----------
                      COMMERCIAL MORTGAGE BACKED - 5.1%
         AAA          Chase Commercial Mortgage Securities Corporation 1996-1
                       A2, 7.60%, 2006                                                       125,206              131,601
         Aaa          CS First Boston Mortgage Securities Corporation 1997-C2
                       A2, 6.52%, 2035                                                       120,254              122,257
         Aaa          CS First Boston Mortgage Securities Corporation 2004-C1
                       A1, 2.254%, 2037                                                      106,828              104,791

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

=========================================================================================================================

     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      COMMERCIAL MORTGAGE BACKED - CONTINUED
         Aaa          GE Capital Commercial Mortgage Corporation 2002-1A
                       A1, 5.033%, 2035                                                    $ 166,125          $   170,820
         AAA          J. P. Morgan Commercial Mortgage Finance Corporation
                       1999-C7 A2, 6.507%, 2035                                              400,000              433,906
         Aaa          Salomon Brothers Mortgage Securities VII 2001-MMA A1 144A,
                       5.323%, 2034                                                           29,433               29,735
                                                                                                              -----------
                                                                                                                  993,110
                                                                                                              -----------
                      ELECTRIC UTILITIES - 5.1%
          A3          Carolina Power & Light Company, 6.125%, 2033                            40,000               39,835
          A1          Consolidated Edison, Inc., 6.15%, 2008                                  75,000               80,662
          A3          Consolidated Natural Gas Company, 6.25%, 2011                           60,000               64,219
         Baa1         Dominion Resources, Inc., 7.82%, 2004                                  140,000              140,931
         Baa3         Entergy Gulf States, Inc., 5.25%, 2015                                 125,000              119,543
          A2          KeySpan Gas East Corporation, 6.90%, 2008                              150,000              163,701
         Baa3         Midamerican Energy Holdings Company, 3.50%, 2008                        75,000               72,464
          A3          Midamerican Energy Holdings Company, 5.125%, 2013                       75,000               75,248
         Baa2         Pacific Gas & Electric Company, 6.05%, 2034                             40,000               38,534
         Baa1         PSEG Power LLC, 5.50%, 2015                                             40,000               38,797
         Baa2         TransAlta Corporation, 5.75%, 2013                                      75,000               74,854
         Baa2         Tri-State Generation & Transmission Association 144A,
                       6.04%, 2018                                                            30,000               30,346
         Baa2         Tri-State Generation & Transmission Association 2003 B
                       144A, 7.144%, 2033                                                     40,000               41,973
                                                                                                              -----------
                                                                                                                  981,107
                                                                                                              -----------
                      INTERNATIONAL - 2.9%
         Baa1         British Telecom PLC (Great Britain), 8.875%, 2030                       65,000               81,850
         Baa2         Deutsche Telekom International Finance BV (Netherlands), 8.25%,
                      2005                                                                    60,000               62,910
          A2          Diageo Finance BV (Netherlands), 3.00%, 2006                           160,000              159,035
         Baa2         France Telecom (France), 9.50%, 2031                                    50,000               63,662
         Baa1         Republic of Chile (Chile), 5.50%, 2013                                  35,000               35,655
         BBB          Republic of South Africa (South Africa), 6.50%, 2014                    45,000               46,125
         BBB          United Mexican States (Mexico), 8.375%, 2011                            50,000               57,250
          A2          Vodafone Group PLC (Great Britain), 5.375%, 2015                        50,000               49,916
                                                                                                              -----------
                                                                                                                  556,403
                                                                                                              -----------
                      ASSET BACKED - 2.1%
         Aaa          Capital Auto Receivables Asset Trust 2003-1 A2A, 2.27%, 2006            75,000               75,094
         Aaa          Ford Credit Auto Owner Trust 2002-B A3A, 4.14%, 2005                    45,687               45,959
         Aaa          Ford Credit Auto Owner Trust 2003-A A3A, 2.20%, 2006                    75,000               75,059
         Aaa          MBNA Master Credit Card Trust 1999-B A, 5.90%, 2011                    125,000              134,180
         Aaa          MMCA Automobile Trust 2002-3 A3, 2.97%, 2007                            72,988               73,148
                                                                                                              -----------
                                                                                                                  403,440
                                                                                                              -----------
                      TRANSPORTATION - 2.0%
         Baa2         CSX Corporation, 6.25%, 2008                                           100,000              107,249
         Baa2         FedEx Corporation 144A, 1.39%, 2005                                     35,000               35,035
          A1          FedEx Corporation Series 97-A, 7.50%, 2018                              88,093               99,447
         Baa1         Norfolk Southern Corporation, 7.25%, 2031                              125,000              139,071
                                                                                                              -----------
                                                                                                                  380,802
                                                                                                              -----------
                      TELEPHONE UTILITIES - 1.4%
         Baa2         Cox Communications, Inc., 6.75%, 2011                                   35,000               38,032
          NR          MCI, Inc., 5.908%, 2007                                                 19,000               18,406
          NR          MCI, Inc., 6.688%, 2009                                                 19,000               17,504
         Baa3         Sprint Capital Corporation, 6.90%, 2019                                 60,000               62,217

54

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

=========================================================================================================================

     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      TELEPHONE UTILITIES - CONTINUED
         Baa3         Sprint Capital Corporation, 8.375%, 2012                              $ 25,000          $    29,291
          A2          Verizon Global Funding Corporation, 7.75%, 2030                         50,000               57,370
         Aa3          Verizon Virginia, Inc., 4.625%, 2013                                    50,000               47,336
                                                                                                              -----------
                                                                                                                  270,156
                                                                                                              -----------
                      TELECOMMUNICATIONS - 0.4%
          NR          MCI, Inc., 7.735%, 2014                                                 16,000               14,420
         Ba3          Qwest Corporation 144A, 9.125%, 2012                                    50,000               55,000
                                                                                                              -----------
                                                                                                                   69,420
                                                                                                              -----------
                      LEISURE, AMUSEMENT & ENTERTAINMENT - 0.2%
         Baa1         Walt Disney Company (The), 6.75%, 2006                                  45,000               47,629
                                                                                                              -----------

                      TOTAL BONDS (identified cost, $18,257,787)                                               18,357,194




                                                                                           PRINCIPAL
                                                                                       AMOUNT/SHARES
                                                                                       -------------
                      SECURITY LENDING COLLATERAL - 2.7%
                      Bank of America Corporation, 1.49%, due 09/28/04                        70,296               70,296
                      Bank Of Montreal, 1.37%, due 08/23/04                                   89,553               89,553
                      Bank Of Nova Scotia, 1.32%, due 08/13/04                               105,444              105,444
                      Caylon Financial, Inc., 1.25%, due 08/05/04                            112,474              112,474
                      Merrill Lynch Premier Institutional Money Market Fund                   18,591               18,591
                      Merrimac Money Market Fund                                             119,505              119,505
                                                                                                              -----------

                      TOTAL SECURITY LENDING COLLATERAL (identified cost,
                       $515,863)                                                                                  515,863



                      REPURCHASE AGREEMENT - 4.0%
                      Investors Bank & Trust Repurchase Agreement, 1.00%, dated
                       07/30/04, $785,762 due on 08/02/04 (secured by Federal
                       Government Agency, 5.744%, due on 09/01/31, with value of
                       $824,981), at cost                                                    785,697              785,697
                                                                                                              -----------


                      TOTAL INVESTMENTS  (identified cost, $19,559,347)                                        19,658,754

                      Other assets, less liabilities - (1.7%)                                                    (334,018)
                                                                                                              -----------

                      NET ASSETS - 100.0%                                                                     $19,324,736
                                                                                                              ===========

        144A     Security exempt from registration under Rule 144A of the
                 Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At July
                 31, 2004, the aggregate market value of these securities was
                 $522,259 or 2.70% of net assets.
        (+)      Denotes all or a portion of security on loan

See notes to portfolio of investments.

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JULY 31, 2004

=========================================================================================================================

                      BONDS - 96.4%

     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      AEROSPACE & DEFENSE - 2.8%
          B3          Argo-Tech Corporation 144A, 9.25%, 2011                              $ 600,000          $   630,000
          B3          Dunlop Standard Aerospace Holdings PLC 144A, 11.875%, 2009             280,000              296,800
          B3          TD Funding Corporation, 8.375%, 2011                                   125,000              131,875
          B2          Vought Aircraft Industries, Inc. 144A, 8.00%, 2011                     825,000              808,500
                                                                                                              -----------
                                                                                                                1,867,175
                                                                                                              -----------
                      AIRLINES - 0.4%
          NR          Delta Air Lines, Inc., 10.00%, 2008 (+)                                550,000              242,000
                                                                                                              -----------

                      AUTOMOTIVE - 1.9%
          B3          Goodyear Tire & Rubber Co. (The), 7.857%, 2011 (+)                     650,000              604,500
          B3          Keystone Automotive Operations, Inc., 9.75%, 2013                      350,000              374,500
         Ba3          Navistar International Corporation, 7.50%, 2011 (+)                    250,000              258,125
                                                                                                              -----------
                                                                                                                1,237,125
                                                                                                              -----------
                      AUTOMOTIVE & INDUSTRIAL - 5.7%
          B2          Collins & Aikman Products, 10.75%, 2011                                250,000              255,000
          B3          Collins & Aikman Products, 11.50%, 2006 (+)                          1,025,000            1,012,187
         Ba3          Dana Corporation, 9.00%, 2011                                          250,000              295,000
          B2          GenCorp, Inc., 9.50%, 2013                                             350,000              365,750
         Caa1         Metaldyne Corporation, 11.00%, 2012 (+)                                650,000              578,500
          B3          Metaldyne Corporation 144A, 10.00%, 2013                               100,000              100,000
          B2          Tenneco Automotive, Inc., 10.25%, 2013                                 175,000              199,500
          B3          Tenneco Automotive, Inc. Series B, 11.625%, 2009                       900,000              965,250
                                                                                                              -----------
                                                                                                                3,771,187
                                                                                                              -----------
                      BANKING - 0.6%
          B3          Dollar Financial Group, Inc., 9.75%, 2011                              375,000              401,250
                                                                                                              -----------

                      BEVERAGES, FOOD & TOBACCO - 5.8%
          B3          B&G Foods, Inc. Series D, 9.625%, 2007                                 250,000              254,010
         Ba3          Constellation Brands, Inc., 8.125%, 2012                               150,000              161,625
          B2          Del Monte Corporation, 8.625%, 2012                                     75,000               81,750
          B3          Land O' Lakes, Inc., 8.75%, 2011 (+)                                   430,000              397,750
          B2          Land O' Lakes, Inc. 144A, 9.00%, 2010                                  500,000              517,500
          B3          Mrs. Fields Famous Brands LLC/Mrs. Fields Financing Company,
                       Inc. 144A, 11.50%, 2011                                               750,000              727,500
          B3          National Wine And Spirits, Inc., 10.125%, 2009                         600,000              546,000
          B3          Pinnacle Foods Holding Corporation 144A, 8.25%, 2013                   225,000              216,000
         Ba2          Smithfield Foods, Inc. Series B, 7.75%, 2013                           300,000              318,000
          B2          Wornick Company (The) 144A, 10.875%, 2011                              600,000              624,000
                                                                                                              -----------
                                                                                                                3,844,135
                                                                                                              -----------
                      CABLE TV - 6.8%
          B3          Cablevision Systems Corporation 144A, 5.67%, 2009                      600,000              609,000
          Ca          Charter Communications Holdings Capital Corporation, 9.625%, 2009      500,000              380,000
          Ca          Charter Communications Holdings Capital Corporation, 10.75%, 2009      600,000              483,000
          B1          CSC Holdings, Inc., 7.625%, 2011                                       750,000              757,500
          B1          CSC Holdings, Inc. Series B, 8.125%, 2009                              250,000              260,000
         Ba3          Echostar DBS Corporation, 6.375%, 2011                                 925,000              918,062
          B2          Insight Midwest, LP/Insight Capital, Inc., 9.75%, 2009                 375,000              388,125
          B2          Mediacom LLC/Capital Corporation, 8.50%, 2008 (+)                      750,000              731,250
                                                                                                              -----------
                                                                                                               4,526,937
                                                                                                              -----------

56

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

=========================================================================================================================

     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      CARGO TRANSPORT - 0.4%
          B2          Kansas City Southern Railway, 9.50%, 2008                            $ 250,000              273,750
                                                                                                              -----------

                      CHEMICALS & PLASTICS - 4.8%
          B1          Georgia Gulf Corporation 144A, 7.125%, 2013                            325,000              326,625
          B2          Huntsman LLC, 11.625%, 2010                                            800,000              890,000
          B1          Lyondell Chemical Company, 9.50%, 2008 (+)                             825,000              863,156
          B1          Lyondell Chemical Company, 9.50%, 2008                                 175,000              183,094
          Ba2         Nova Chemicals Corporation, 6.50%, 2012 (+)                             65,000               64,675
         Caa1         OM Group, Inc., 9.25%, 2011                                            300,000              306,750
          B3          Rhodia SA 144A, 10.25%, 2010 (+)                                       500,000              510,000
                                                                                                              -----------
                                                                                                                3,144,300
                                                                                                              -----------
                      COMMERCIAL SERVICES - 7.0%
          B2          Cadmus Communications Corporation 144A, 8.375%, 2014                   600,000              621,000
         Caa3         Interpool, Inc., 7.35%, 2007                                           250,000              243,125
          B3          Mail-Well I Corporation, 7.875%, 2013                                1,050,000              958,125
          B2          MSX International, Inc., 11.00%, 2007                                  200,000              196,000
         Caa1         MSX International, Inc., 11.375%, 2008                                 600,000              465,000
          B3          Quintiles Transnational Corporation, 10.00%, 2013                      500,000              513,750
          B3          Rent Way, Inc., 11.875%, 2010                                          225,000              247,500
          B1          Service Corporation International, 6.875%, 2007                        300,000              309,750
          B2          United Rentals North America, Inc., 7.00%, 2014 (+)                    500,000              456,250
          B2          United Rentals North America, Inc., 7.75%, 2013 (+)                    500,000              483,750
          B2          Von Hoffman Corporation, 10.25%, 2009                                   75,000               81,562
          B3          Von Hoffman Corporation, 10.375%, 2007                                  50,000               50,875
                                                                                                              -----------
                                                                                                                4,626,687
                                                                                                              -----------
                      COMPUTER INTEGRATED SYSTEMS DESIGN - 1.1%
          B2          Activant Solutions, Inc., 10.50%, 2011                                 725,000              758,531
                                                                                                              -----------

                      CONSUMER PRODUCTS - 0.4%
          Ba1         American Greetings Corporation, 6.10%, 2028                            250,000              256,875
                                                                                                              -----------

                      CONTAINERS, PACKAGING & GLASS - 4.3%
          B3          AEP Industries, Inc., 9.875%, 2007                                   1,200,000            1,230,000
          Ba3         Ball Corporation, 6.875%, 2012                                         300,000              306,375
          B3          Tekni-Plex, Inc., 12.75%, 2010                                       1,320,000            1,300,200
                                                                                                              -----------
                                                                                                                2,836,575
                                                                                                              -----------
                      DIVERSIFIED/CONGLOMERATE MANUFACTURING - 0.2%
          Ba2         Westinghouse Air Brake Company, 6.875%, 2013                           150,000              151,125
                                                                                                              -----------

                      DIVERSIFIED/CONGLOMERATE SERVICES - 2.4%
          Ba1         Briggs & Stratton Corporation, 8.875%, 2011                             65,000               76,212
          B2          Buhrmann US, Inc., 12.25%, 2009                                        250,000              271,875
          B3          Iron Mountain, Inc., 8.625%, 2013                                      400,000              429,500
          B3          Williams Scotsman, Inc., 9.875%, 2007                                  800,000              792,000
                                                                                                              -----------
                                                                                                                1,569,587
                                                                                                              -----------
                      ELECTRIC UTILITIES - 1.2%
          B2          NRG Energy, Inc. 144A, 8.00%, 2013                                     750,000              766,875
                                                                                                              -----------

                      ELECTRICAL EQUIPMENT - 0.1%
          B3          Rayovac Corporation, 8.50%, 2013                                        75,000               79,312
                                                                                                              -----------

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

=========================================================================================================================

     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      ELECTRONICS - 5.6%
          Ba1         Ametek, Inc., 7.20%, 2008                                            $ 100,000          $   108,724
          B3          Communications & Power Industries, Inc., 8.00%, 2012                   100,000              101,000
         CCC+         Conexant Systems, Inc., 4.00%, 2007                                    125,000              108,906
          B-          FEI Company, 5.50%, 2008                                                55,000               56,237
          B-          FEI Company 144A, 5.50%, 2008                                           75,000               76,687
          Ba2         Flextronics International Ltd., 6.50%, 2013 (+)                        375,000              368,437
         Caa2         Special Devices, Inc. Series B, 11.375%, 2008                        1,875,000            1,809,375
          B3          Telex Communications, Inc., 11.50%, 2008                             1,000,000            1,060,000
                                                                                                              -----------
                                                                                                                3,689,366
                                                                                                              -----------
                      ELECTRONICS/SEMICONDUCTORS - 0.2%
          B-          Cymer, Inc. 144A, 3.50%, 2009                                          125,000              117,500
                                                                                                              -----------
                      ENTERTAINMENT & LEISURE - 4.1%
         Caa1         Bally Total Fitness Holding Corporation Series D, 9.875%, 2007 (+)     175,000              151,375
          B3          Imax Corporation 144A, 9.625%, 2010 (+)                                500,000              467,500
          Ba3         K2, Inc. 144A, 7.375%, 2014                                            250,000              254,688
          B3          Lodgenet Entertainment Corporation, 9.50%, 2013                        500,000              546,250
          Ba3         Mohegan Tribal Gaming Authority, 6.375%, 2009                          600,000              603,750
          B3          Six Flags, Inc., 9.625%, 2014 (+)                                      250,000              231,875
          B3          Six Flags, Inc., 9.75%, 2013                                           250,000              231,250
          B3          Warner Music Group 144A, 7.375%, 2014                                  200,000              191,000
                                                                                                              -----------
                                                                                                                2,677,688
                                                                                                              -----------
                      FINANCIAL SERVICES - 1.4%
          B3          BCP Caylux Holdings Luxembourg SCA 144A, 9.625%, 2014                  675,000              703,688
          B3          New ASAT Finance Ltd. 144A, 9.25%, 2011                                200,000              192,000
                                                                                                              -----------
                                                                                                                  895,688
                                                                                                              -----------
                      FOOD RETAILERS - 0.8%
          B3          General Nutrition Centers, Inc. 144A, 8.50%, 2010                      500,000              506,250
                                                                                                              -----------
                      FOREST PRODUCTS & PAPER - 0.9%
          B2          Appleton Papers, Inc. 144A, 8.125%, 2011                               275,000              281,875
          B3          Consolidated Container Company LLC 144A, 0.00%, 2009                   400,000              320,000
                                                                                                              -----------
                                                                                                                  601,875
                                                                                                              -----------
                      HEALTHCARE, EDUCATION & CHILDCARE - 1.4%
          B3          Tenet Healthcare Corporation, 7.375%, 2013 (+)                       1,000,000              925,000
                                                                                                              -----------
                      HEAVY MACHINERY - 1.5%
         Caa3         Elgin National Industries, Inc., 11.00%, 2007                          125,000               95,000
          B1          Manitowoc Company, Inc., 7.125%, 2013                                  135,000              137,025
         Caa1         Thermadyne Holdings Corporation, 9.25%, 2014                           750,000              750,000
                                                                                                              -----------
                                                                                                                  982,025
                                                                                                              -----------
                      HOTELS, MOTELS, INNS & GAMING - 3.9%
          Ba3         Argosy Gaming Company, 9.00%, 2011                                     250,000              277,500
          B2          Majestic Star Casino LLC/ Majestic Star Casino Cap, 9.50%, 2010        500,000              505,000
          Ba1         MGM Mirage, Inc., 6.00%, 2009                                          500,000              496,250
          Ba1         MGM Mirage, Inc., 8.50%, 2010                                          250,000              276,250
          B2          OED Corp./DIAMOND JO LLC 144A, 8.75%, 2012 (+)                         750,000              733,125
          Ba1         Park Place Entertainment Corporation, 7.00%, 2013                       45,000               46,969
          Ba1         Park Place Entertainment Corporation, 7.50%, 2009                      250,000              271,563
                                                                                                              -----------
                                                                                                                2,606,657
                                                                                                              -----------

58

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

=========================================================================================================================

     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      INDUSTRIAL - 2.0%
          B3          Aearo Company I 144A, 8.25%, 2012                                    $ 325,000          $   331,500
          Ba1         Airgas, Inc., 7.75%, 2006                                              200,000              211,500
          Ba2         Airgas, Inc., 9.125%, 2011                                             100,000              112,375
          B2          Johnsondiversey, Inc., 9.625%, 2012                                     65,000               71,500
          B2          Koppers, Inc., 9.875%, 2013                                            400,000              442,000
          Ba3         SPX Corporation, 6.25%, 2011                                           175,000              170,625
                                                                                                              -----------
                                                                                                                1,339,500
                                                                                                              -----------
                      INSURANCE - 1.9%
          Ba2         Leucadia National Corporation, 7.00%, 2013                             750,000              735,000
          Ba3         Leucadia National Corporation 144A, 3.75%, 2014                        500,000              515,000
                                                                                                              -----------
                                                                                                                1,250,000
                                                                                                              -----------
                      LODGING - 1.4%
          B1          Intrawest Corporation, 7.50%, 2013                                     750,000              746,250
          B3          Premier Entertainment Biloxi LLC 144A, 10.75%, 2012                    150,000              158,250
                                                                                                              -----------
                                                                                                                  904,500
                                                                                                              -----------
                      MACHINERY - 1.6%
         CCC+         Instron Corporation, 13.25%, 2009                                      850,000              875,500
          Ba1         Kennametal, Inc., 7.20%, 2012                                          175,000              186,573
                                                                                                              -----------
                                                                                                                1,062,073
                                                                                                              -----------
                      MEDIA - BROADCASTING & PUBLISHING - 1.9%
          B2          American Media Operation, Inc., 8.875%, 2011 (+)                       725,000              719,563
          B2          Houghton Mifflin Company, 8.25%, 2011                                  200,000              204,000
          B3          Primedia, Inc. 144A, 6.615%, 2010                                      350,000              355,688
                                                                                                              -----------
                                                                                                                1,279,251
                                                                                                              -----------
                      OIL & GAS - 4.9%
          Ba3         Chesapeake Energy Corporation, 6.875%, 2016                            750,000              738,750
          B2          Exco Resources, Inc., 7.25%, 2011                                      375,000              388,125
          B2          Ferrellgas Partners LP, 8.75%, 2012                                    125,000              134,375
          Ba3         Newfield Exploration Company, 8.375%, 2012                             250,000              270,000
          B2          North American Energy Partners, Inc. 144A, 8.75%, 2011                 275,000              270,875
          Ba3         Plains Exploration & Production Company, 8.75%, 2012                   250,000              275,000
         Caa1         Sonat, Inc., 7.625%, 2011 (+)                                          500,000              455,000
          B3          Williams Companies, Inc. (The), 7.125%, 2011                           250,000              260,000
          B3          Williams Companies, Inc. (The), 8.125%, 2012                           200,000              218,500
          B3          Williams Companies, Inc. (The), 8.625%, 2010                           200,000              224,500
                                                                                                              -----------
                                                                                                                3,235,125
                                                                                                              -----------
                      PHARMACEUTICALS - 0.1%
          NR          Invitrogen Corporation 144A, 2.25%, 2006                               100,000               97,250
                                                                                                              -----------

                      RESTAURANTS - 1.1%
          B2          Domino's, Inc., 8.25%, 2011                                            175,000              187,250
          B3          VICORP Restaurants, Inc. 144A, 10.50%, 2011                            500,000              517,500
                                                                                                              -----------
                                                                                                                  704,750
                                                                                                              -----------
                      RETAILERS - 0.9%
          B1          Ahold Finance USA, Inc., 6.25%, 2009 (+)                               100,000               99,125
          B1          Rent-A-Center, Inc. Series B, 7.50%, 2010                              215,000              223,600
          Ba3         Saks, Inc., 7.50%, 2010                                                250,000              259,375
                                                                                                              -----------
                                                                                                                  582,100
                                                                                                              -----------
                      TELECOMMUNICATIONS - 5.6%
         Caa1         Alamosa Delaware, Inc., 11.00%, 2010                                   357,000              391,808
         Caa1         Alamosa Delaware, Inc. 144A, 8.50%, 2012                               325,000              317,688

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
JULY 31, 2004

=========================================================================================================================
     S&P/MOODY'S
     BOND RATING                                                                           PRINCIPAL
     (UNAUDITED)                             ISSUER                                          AMOUNT              VALUE
     -----------                             ------                                        ---------          -----------
                      TELECOMMUNICATIONS - CONTINUED
          B3          Cincinnati Bell, Inc., 8.375%, 2014 (+)                              $ 300,000          $   264,000
          B3          Fairpoint Communications, Inc., 11.875%, 2010                          350,000              406,000
          NR          MCI, Inc., 7.735%, 2014                                                800,000              721,000
          Ba3         Nextel Communications, Inc., 7.375%, 2015                              850,000              892,500
         Caa2         Qwest Capital Funding, Inc., 7.00%, 2009 (+)                           650,000              572,000
          Ba3         Qwest Corporation 144A, 9.125%, 2012                                   125,000              137,500
                                                                                                              -----------
                                                                                                                3,702,496
                                                                                                              -----------
                      TEXTILES, CLOTHING & FABRICS - 1.5%
          B3          GFSI, Inc. Series B, 9.625%, 2007                                    1,000,000              960,000
                                                                                                              -----------
                      TRANSPORTATION - 4.4%
         Caa2         Great Lakes Dredge & Dock Corporation, 7.75%, 2013                     750,000              611,250
          B2          Gulfmark Offshore, Inc. 144A, 7.75%, 2014                              435,000              420,863
          B3          Sea Containers Ltd., 10.50%, 2012                                    1,000,000              997,500
          B2          Ship Finance International, Ltd., 8.50%, 2013                          900,000              864,000
                                                                                                              -----------
                                                                                                                2,893,613
                                                                                                              -----------
                      UTILITIES - 3.5%
          B2          AES Corporation (The), 8.75%, 2008                                     142,000              149,633
          B2          AES Corporation (The), 8.875%, 2011 (+)                              1,250,000            1,334,375
         Caa1         Calpine Corporation, 7.875%, 2008 (+)                                  250,000              155,000
           B          Calpine Corporation 144A, 8.50%, 2010                                  250,000              201,250
          Ba2         Centerpoint Energy, Inc. 144A, 3.75%, 2023                             125,000              145,938
         Baa1         Duke Energy Corporation, 1.75%, 2023                                   325,000              334,344
                                                                                                              -----------
                                                                                                                2,320,540
                                                                                                              -----------

                      TOTAL BONDS (identified cost, $61,906,034)                                               63,686,672
                                                                                           PRINCIPAL
                                                                                       AMOUNT/SHARES
                                                                                       -------------
                      SECURITY LENDING COLLATERAL - 18.0%
                      Bank of America Corporation, 1.49%, due 09/28/04                     1,623,052            1,623,052
                      Bank Of Montreal, 1.37%, due 08/23/04                                2,067,676            2,067,676
                      Bank Of Nova Scotia, 1.32%, due 08/13/04                             2,434,579            2,434,579
                      Caylon Financial, Inc., 1.25%, due 08/05/04                          2,596,884            2,596,884
                      Merrill Lynch Premier Institutional Money Market Fund                  429,246              429,246
                      Merrimac Money Market Fund                                           2,759,188            2,759,188
                                                                                                              -----------

                      TOTAL SECURITY LENDING COLLATERAL (identified cost, $11,910,625)                         11,910,625

                      REPURCHASE AGREEMENT - 1.3%
                      Investors Bank & Trust Repurchase Agreement, 1.00%, dated 07/30/04,
                       $858,318 due on 08/02/04 (secured by Federal Government Agency,
                       4.50%, due on 07/25/23, with value of $901,159), at cost              858,247              858,247
                                                                                                              -----------
                      TOTAL INVESTMENTS  (identified cost, $74,674,906)                                        76,455,544

                      Other assets, less liabilities - (15.7%)                                                (10,388,559)
                                                                                                              -----------
                      NET ASSETS - 100.0%                                                                     $66,066,985
                                                                                                              ===========

      144A      Security exempt from registration under Rule 144A of the
                Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At July
                31, 2004, the aggregate market value of these securities was
                $14,067,414 or 21.29% of net assets.
      (+)       Denotes all or a portion of security on loan.

See notes to portfolio of investments.
60

THE DLB FUND GROUP

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

1.       BUSINESS AND ORGANIZATION

The DLB Fund Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust offers nine diversified portfolios (each, a "Fund" and collectively, the "Funds") each of which operates as a distinct investment vehicle of the Trust. The Funds included in the Trust are the DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Fixed Income Fund and the DLB High Yield Fund.

2.       SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION - Equity securities listed on securities exchanges are valued at last quoted sale prices except NASDAQ traded securities, which are priced at the NASDAQ official closing price. Listed equity securities for which last sale prices are unavailable are valued at the closing bid price. Unlisted equity securities for which market quotations are unavailable are valued at the most recent quoted bid price. Debt securities, other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees ("Trustees") or pursuant to procedures approved by the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, unless conditions dictate otherwise.

REPURCHASE AGREEMENTS - Securities purchased under agreements to resell to the original owner are recorded at cost. The Funds require that the securities collateral in a repurchase transaction be transferred to the custodian under terms that enable the Funds to obtain such securities in the event of a default. The Funds monitor, on a daily basis, the value of the securities to ensure that such value, including accrued interest, is greater than amounts owed to the Funds.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses on income and expense that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

OPTIONS - The Funds may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchased options which expire are treated as realized losses. Premiums paid for purchased options which were exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

THE DLB FUND GROUP

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
================================================================================

FUTURES AND RELATED OPTIONS - The Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Small Capitalization Value Fund and the High Yield Fund may also engage in transactions involving futures and related options by among other things, buying and selling financial futures contracts on securities indices and fixed income securities. Depending on the change in value of the index or security between the time the Funds enter into and terminate a futures contract, the Funds realize a gain or loss. The Funds may purchase or sell futures contracts for hedging purposes and to adjust that Fund's exposure to relevant stock or bond markets. The Funds may buy or sell call and put options on futures contracts or on stock indices in addition to, or as an alternative to, purchasing or selling futures contracts. The use of futures and options on futures involve special risks, including, but not limited to: the risk of imperfect correlations between movements in the prices of the underlying securities index or securities that are the subject of a hedge, the manager's ability to forecast market or interest rate movements correctly, a Fund's potential inability to close out its futures or related options positions, the risk that a liquid secondary market may not exist at a particular time or that securities dealers participating in such transactions might fail to meet their obligations to the Fund. Certain regulatory requirements may also limit a Fund's ability to engage in futures and related options transactions. The use of futures or options on futures for purposes other than hedging may be regarded as speculative.

SECURITY LENDING - The Funds may lend their securities to parties that the manager or sub-adviser believe have relatively high credit standing. For each loan, the Fund's securities lending agent is required to initially receive cash collateral at least equal to 102% of the market value of the securities loaned and thereafter is required to request on a daily basis, if required, additional cash collateral such that the value of the cash collateral is at least equal to 100% of the market value of the securities loaned. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. Each Fund receives compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

At July 31, 2004, the Funds had loaned securities which were collaterized by cash. The cash collateral received was invested in other short-term instruments. The value of the securities on loan and the value of the related collateral were as follows:

FUND                                VALUE OF SECURITIES      VALUE OF COLLATERAL
---------                           -------------------      -------------------
Core Growth Fund                       $   8,250,339           $    8,528,741
Value Fund                                 8,301,936                8,599,160
Enhanced Index Core Equity Fund            3,178,371                3,308,028
Enhanced Index Growth Fund                 2,284,905                2,364,912
Enhanced Index Value Fund                  3,509,565                3,652,274
Small Capitalization Value Fund           15,231,877               15,988,780
Small Company Opportunities Fund          17,816,125               18,515,722
Fixed Income Fund                            504,426                  515,863
High Yield Fund                           11,607,930               11,910,625

DELAYED DELIVERY COMMITMENTS - Each Fund may purchase or sell securities on a when-issued, delayed delivery or on a forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

THE DLB FUND GROUP

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
================================================================================

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed. Such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities received. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from such estimates.

At July 31, 2004, the cost and unrealized appreciation or depreciation in value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:

                                                    GROSS          GROSS     NET UNREALIZED
                                   AGGREGATE     UNREALIZED     UNREALIZED    APPRECIATION/
FUND                                 COST       APPRECIATION   DEPRECIATION   DEPRECIATION
---------                        ------------   ------------   ------------   ------------
Core Growth Fund                 $ 78,583,810      8,198,017      2,283,331   $  5,914,686
Value Fund                         59,269,823     11,931,803        206,255     11,725,548
Enhanced Index Core Equity Fund    32,534,937      1,121,577        973,348        148,229
Enhanced Index Growth Fund         23,296,997        833,821        844,200        (10,379)
Enhanced Index Value Fund          38,608,563      2,134,066        605,223      1,528,843
Small Capitalization Value Fund   112,378,781     18,940,739      3,114,208     15,826,531
Small Company Opportunities Fund  433,860,525     60,366,773     24,347,653     36,019,120
Fixed Income Fund                  19,573,980        366,572        281,798         84,774
High Yield Fund                    74,760,938      2,725,625      1,031,019      1,694,606

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the registrant evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) are attached hereto as an exhibit.






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE DLB FUND GROUP
             ------------------


By (Signature and Title)* /s/ Kevin M. McClintock
                          ---------------------------------------------
                          Kevin M. McClintock, President

Date     September 29, 2004
     ------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Kevin M. McClintock
                          ---------------------------------------------
                          Kevin M. McClintock, President

Date     September 29, 2004
     ------------------------------------------------------------------




By (Signature and Title)* /s/ DeAnne B. Dupont
                          ---------------------------------------------
                          DeAnne B. Dupont, Treasurer

Date     September 29, 2004
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.